Dreyfus
LifeTime
Portfolios, Inc.



ANNUAL REPORT
September 30, 2001






The views expressed herein are current to the date of this report. These views and the composition of the portfolios are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE PORTFOLIOS
--------------------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Performance

                             8   Portfolio Performance

                                 Statement of Investments

                            14         Income Portfolio

                            22         Growth and Income Portfolio

                            35         Growth Portfolio

                                    Statement of Financial Futures

                            21         Income Portfolio

                            34         Growth and Income Portfolio

                            41         Growth Portfolio

                            42      Statement of Assets and Liabilities

                            44      Statement of Operations

                                    Statement of Changes in Net Assets

                            46         Income Portfolio

                            48         Growth and Income Portfolio

                            50         Growth Portfolio

                                    Financial Highlights

                            52         Income Portfolio

                            54         Growth and Income Portfolio

                            56         Growth Portfolio

                            58      Notes to Financial Statements

                            66      Report of Independent Auditors

                            67      Important Tax Information

                                    FOR MORE INFORMATION
--------------------------------------------------------------------------------

                                                       Back Cover

                                                               Dreyfus LifeTime
                                                               Portfolios, Inc.

                                                                 The Portfolios

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for Dreyfus LifeTime Portfolios, Inc. covers the 12-month period from October 1, 2000 through September 30, 2001. Inside, you'll find valuable information about how the portfolios were managed during the reporting period, including a discussion with the portfolios' manager, Steven A. Falci.

It is impossible to address the economy and the financial markets without first mentioning the devastating events that befell the U.S. on Tuesday, September 11, 2001. On behalf of The Dreyfus Corporation, I would like to extend heartfelt sympathies to all who have been touched by these tragedies and assure you that we continue to support the relief efforts.

Even before the September 11 attacks, a slowing economy and a return to more normal valuations took their toll on stocks that had previously risen too high, too fast. And, realistically, the investment environment has become even more challenging in the wake of these traumatic events. Over the past 50 years, we at Dreyfus have seen investment climates wax and wane, alternately leading to optimism and pessimism among investors. But, through it all, three enduring investment principles have helped investors weather the periodic storms: ASSET ALLOCATION, DIVERSIFICATION and a LONG-TERM PERSPECTIVE. Together, these investing basics have consistently demonstrated their potential to improve performance, manage risk and combat volatility, even during exaggerated market swings.

Given the current market environment, now might be a good time to ensure that your investments are appropriately allocated and diversified for the long term. We encourage you to contact your financial advisor for information about ways to refine your investment strategies. For additional market perspectives, please visit the Market Commentary section at www.dreyfus.com.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
October 15, 2001




DISCUSSION OF PERFORMANCE

Steven A. Falci, Portfolio Manager

How did Dreyfus LifeTime Portfolios, Inc. perform relative to their benchmarks?

For the 12-month period ended September 30, 2001, Dreyfus LifeTime Portfolios, Inc. produced the following total returns:(1)

GROWTH PORTFOLIO                        CUSTOMIZED BLENDED INDEX(2,3)
--------------------------------------------------------------------------------

Investor Shares                        -25.36%               -18.22%

Restricted Shares                      -25.20%

GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

Investor Shares                        -12.35%               -6.60%

Restricted Shares                      -12.07%

INCOME PORTFOLIO
--------------------------------------------------------------------------------

Investor Shares                         1.96%                 3.26%

Restricted Shares                       2.23%

The total returns for the Growth Portfolio and the Growth and Income Portfolio also compare to a -26.61% total return for the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") for the same period. The total return for the Income Portfolio also compares to a 13.17% total return for the Lehman Brothers Intermediate Government/Credit Bond Index for the reporting period.(3)

We attribute the disappointing performance of the Growth Portfolio and the Growth and Income Portfolio to our asset allocation strategy, which emphasized stocks over bonds throughout most of the reporting period. During a period in which worldwide equity markets experienced especially difficult times, our heavy exposure to stocks held back performance.

What are the portfolios' investment approaches?

Dreyfus LifeTime Portfolios, Inc. consists of three separate portfolios offering a range of investment approaches: Income Portfolio, the most conservative of the three; Growth and Income Portfolio, a
                                                                  The Portfolios


DISCUSSION OF PERFORMANCE (CONTINUED)

moderate portfolio; and Growth Portfolio, the most aggressive of the three. While the portfolios are managed using the same basic investment philosophy, each varies according to its own investment goals and risk tolerance levels.

All three portfolios typically invest in stocks and bonds. However, each allocates its assets between those two investment classes in a different way. While the actual makeup of the Growth Portfolio and the Growth and Income Portfolio will vary over time according to our view of prevailing market conditions, typical portfolio allocations are as follows: Income Portfolio -- 67.5% bonds, 22.5% stocks and 10% cash; Growth and Income Portfolio -- 50% bonds and 50% stocks; and Growth Portfolio -- 20% bonds and 80% stocks. The allowable minimum equity positions for the Growth Portfolio and Growth and Income Portfolio are 65% and 35%, respectively. The allowable maximum equity positions for the Growth Portfolio and the Growth and Income Portfolio are 100% and 65%, respectively. In addition, we assess the relative values of stock and bond prices across different markets using variables such as price-to-earnings
ratios,   interest-rate   levels   and   the   shape   of   the   yield  curve.

What other factors influenced the portfolios' performance?

Our decision to place a heavy emphasis on stocks during the reporting period had the greatest impact on the portfolios' performance.

The portfolios began the reporting period with limited exposure to stocks, which benefited overall performance when equities sold off sharply in October and November 2000. By the end of December, after the sell-off appeared to be complete, we began to increase the portfolios' equity exposure and continued doing so into early 2001, when the Federal Reserve Board (the "Fed") began reducing short-term interest rates aggressively. Another sharp, but short-lived, sell-off in stocks occurred during February and March, which hindered returns. As the second calendar quarter began, the stock market generally rallied, and our relatively heavy exposure to stocks benefited the portfolios.


By the third calendar quarter, however, it became clear that corporate earnings would be worse than most analysts expected, and the stock market once again fell sharply. This sell-off was intensified by the tragic events of September 11. Against this backdrop, recessionary fears grew, and the stock market generally fell through the end of the reporting period.

The portfolios' fixed-income investments fared relatively well, however, benefiting from the Fed's eight interest-rate reductions during the first nine months of 2001. As a result, at the end of the period, two-year U.S. Treasury securities offered their lowest yields -- and highest prices -- since the early 1960s. Attractive returns from the portfolios' well-diversified corporate bond component stemmed primarily from European telecommunications companies as well as the automotive and financial areas.

What is the current strategy for the portfolios?

Our strategy for the Income Portfolio is consistently to manage the fund in a structured manner so that it closely emulates its benchmark. Accordingly, the Income Portfolio' s asset mix is unchanged: approximately 66% bonds, 21% stocks and 12% cash.

As for the Growth Portfolio and the Growth and Income Portfolio, we continue to view stocks as highly undervalued relative to bonds. On a positive note, we are very pleased to report that, as of the date of this letter, the equity markets have successfully recovered the majority of the losses that occurred in the weeks immediately following September 11. We plan to maintain our emphasis on stocks, because we believe that the stock market is currently more attractive than the bond market.

October 15, 2001

                                                        The Portfolios

DISCUSSION OF PERFORMANCE (CONTINUED)

                 ASSET CLASS EXPOSURE AS OF SEPTEMBER 30, 2001

GROWTH AND INCOME PORTFOLIO

Large Cap Domestic Equity    44.65
Small Cap Domestic Equity     9.79
Foreign Equity                4.99
Fixed Income                 39.61
Short Term and Net Cash        .96


GROWTH PORTFOLIO

Large Cap Domestic Equity    69.83
Small Cap Domestic Equity    17.07
Foreign Equity               11.59
Short Term and Net Cash       1.51


(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, PORTFOLIO SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) FOR THE GROWTH PORTFOLIO, THE CUSTOMIZED BLENDED INDEX HAS BEEN PREPARED BY THE PORTFOLIO FOR PURPOSES OF MORE ACCURATE COMPARISON TO THE GROWTH PORTFOLIO'S OVERALL PORTFOLIO COMPOSITION. WE HAVE COMBINED THE PERFORMANCE OF UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGE SET FORTH IN THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE
     PERCENTAGES: DOMESTIC LARGE COMPANY STOCKS -- 54.4%; DOMESTIC SMALL COMPANY STOCKS -- 13.6%; FOREIGN STOCKS -- 12%; DOMESTIC BONDS -- 17%; AND FOREIGN BONDS -- 3%. THE CUSTOMIZED BLENDED INDEX COMBINES RETURNS FROM THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX, THE RUSSELL 2000 INDEX, THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST
     (FREE) INDEX -- HEDGED $U.S. (MSCI EAFE), THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX ("LEHMAN BROTHERS INDEX") AND THE J.P. MORGAN NON-U.S. GOVERNMENT BOND INDEX -- HEDGED ("J.P. MORGAN GLOBAL INDEX"), AND IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES. THE S&P 500 INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE. THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX OF SMALL-CAP STOCK PERFORMANCE AND IS COMPOSED OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX. THE RUSSELL 3000 INDEX IS COMPOSED OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION. THE MSCI EAFE IS AN UNMANAGED INDEX COMPOSED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF EUROPEAN AND PACIFIC BASIN COUNTRIES AND INCLUDES NET DIVIDENDS REINVESTED. THE LEHMAN BROTHERS INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF GOVERNMENT AND CORPORATE BOND MARKET PERFORMANCE COMPOSED OF U.S. GOVERNMENT, TREASURY AND AGENCY SECURITIES, FIXED-INCOME SECURITIES AND NONCONVERTIBLE INVESTMENT-GRADE CORPORATE DEBT, WITH AN AVERAGE MATURITY OF 1-10 YEARS. THE J.P. MORGAN GLOBAL INDEX IS AN INDEX THAT MEASURES RETURN ON BONDS FROM 12 WORLD MARKETS, HEDGED INTO U.S. DOLLARS. THIS INDEX DOES NOT INCLUDE A U.S. BOND COMPONENT. NONE OF THE FOREGOING INDICES REFLECT ACCOUNT CHARGES, FEES OR OTHER EXPENSES.

   FOR THE GROWTH AND INCOME PORTFOLIO, WE HAVE COMBINED THE PERFORMANCE OF UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGES SET FORTH IN THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE
PERCENTAGES: DOMESTIC LARGE COMPANY STOCKS -- 36%; DOMESTIC SMALL COMPANY STOCKS -- 9%; FOREIGN STOCKS -- 5%; DOMESTIC BONDS -- 45%; AND FOREIGN BONDS -- 5%. THE CUSTOMIZED BLENDED INDEX COMBINES RETURNS FROM THE S&P 500 INDEX, THE RUSSELL 2000 INDEX, THE MSCI EAFE, THE LEHMAN BROTHERS INDEX AND THE J.P. MORGAN GLOBAL INDEX AND IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES. THE INDICES ARE DESCRIBED ABOVE.

   FOR THE INCOME PORTFOLIO, WE HAVE COMBINED THE PERFORMANCE OF UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGES SET FORTH IN THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE PERCENTAGES: BONDS -- 67.5%; STOCKS -- 22.5%; AND TREASURY BILLS -- 10%. THE CUSTOMIZED BLENDED INDEX COMBINES RETURNS FROM THE LEHMAN BROTHERS INDEX, THE S&P 500 INDEX (BOTH DESCRIBED ABOVE) AND THE 90-DAY TREASURY BILL RATE, AS IT CHANGES FROM TIME TO TIME, AND IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES.

(3) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE S&P 500 INDEX AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX ARE DESCRIBED ABOVE.

                                                        The Portfolios

PORTFOLIO PERFORMANCE

Comparison of change in value of $10,000 investment in the Investor shares and Restricted shares of Dreyfus Lifetime Portfolios, Inc., Income Portfolio with the Lehman Brothers Intermediate Government/Credit Bond Index and a Customized Blended Index

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

((+))  SOURCE: LIPPER INC.



Average Annual Total Returns AS OF 9/30/01


                              Inception                                                                          From
                              Date                              1 Year              5 Years                      Inception
---------------------------------------------------------------------------------------------------------------------------------


INVESTOR SHARES               3/31/95                           1.96%                7.11%                        7.81%

RESTRICTED SHARES             3/31/95                           2.23%                7.39%                        8.09%



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE ABOVE GRAPH COMPARES A $10,000 INVESTMENT MADE IN EACH OF THE INVESTOR SHARES AND RESTRICTED SHARES OF THE INCOME PORTFOLIO ON 3/31/95 (INCEPTION DATE) TO A $10,000 INVESTMENT MADE ON THAT DATE IN THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX ("LEHMAN INDEX") AS WELL AS TO A CUSTOMIZED BLENDED INDEX REFLECTING THE PORTFOLIO'S ASSET ALLOCATION BASELINE PERCENTAGES ("BASELINE") WHICH ARE DESCRIBED BELOW AND IN THE PORTFOLIO'S PROSPECTUS. THE CUSTOMIZED BLENDED INDEX IS CALCULATED ON A YEAR-TO-YEAR BASIS. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED.

THE INCOME PORTFOLIO ALLOCATES YOUR MONEY AMONG DOMESTIC BONDS AND STOCKS AND MONEY MARKET INSTRUMENTS. THE PORTFOLIO'S PERFORMANCE SHOWN IN THE LINE GRAPH TAKES INTO ACCOUNT ALL APPLICABLE FEES AND EXPENSES. THE LEHMAN INDEX DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES. THE LEHMAN INDEX WAS SELECTED BECAUSE (1) GOVERNMENT AND CORPORATE BONDS REPRESENT THE HIGHEST BASELINE PERCENTAGE OF THE PORTFOLIO AND (2) THE FIXED-INCOME PORTION OF THE PORTFOLIO IS INVESTED TO REPRESENT THE LEHMAN INDEX. THE CUSTOMIZED BLENDED INDEX HAS BEEN PREPARED BY THE PORTFOLIO FOR PURPOSES OF MORE ACCURATE COMPARISON TO THE PORTFOLIO'S OVERALL PORTFOLIO COMPOSITION. WE HAVE COMBINED THE PERFORMANCE OF UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGES SET FORTH IN THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE PERCENTAGES: BONDS - 67.5%; STOCKS - 22.5%; AND TREASURY BILLS - 10%. THE CUSTOMIZED BLENDED INDEX COMBINES RETURNS FROM THE LEHMAN INDEX, THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500 INDEX") AND THE 90-DAY TREASURY BILL RATE, AS IT CHANGES FROM TIME TO TIME, AND IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES. THE LEHMAN INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF GOVERNMENT AND CREDIT BOND MARKET PERFORMANCE COMPOSED OF U.S. GOVERNMENT, TREASURY AND AGENCY SECURITIES, FIXED-INCOME SECURITIES AND NONCONVERTIBLE INVESTMENT-GRADE CREDIT DEBT, WITH AN AVERAGE MATURITY OF 1-10 YEARS. THE S&P 500 INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE. NONE OF THE FOREGOING INDICES TAKE INTO ACCOUNT CHARGES, FEES OR OTHER EXPENSES. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IF APPLICABLE, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT

                                                        The Portfolios


PORTFOLIO PERFORMANCE

Comparison of change in value of $10,000 investment in the Investor shares and Restricted shares of Dreyfus Lifetime Portfolios, Inc., Growth and Income Portfolio with the Standard & Poor's 500 Composite Stock Price Index and a Customized Blended Index

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

((+))    SOURCE: LIPPER INC.

((+)(+)) SOURCE: LIPPER INC., MORGAN STANLEY & CO. INCORPORATED, J.P. MORGAN &
         CO. INCORPORATED AND BLOOMBERG L.P.



Average Annual Total Returns AS OF 9/30/01

                            Inception                                                       From
                            Date               1 Year                 5 Years               Inception
---------------------------------------------------------------------------------------------------------------------------------


INVESTOR SHARES              3/31/95            (12.35)%                 7.43%               10.17%

RESTRICTED SHARES            3/31/95            (12.07)%                 7.55%               10.19%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE ABOVE GRAPH COMPARES A $10,000 INVESTMENT MADE IN EACH OF THE INVESTOR SHARES AND RESTRICTED SHARES OF THE GROWTH AND INCOME PORTFOLIO ON 3/31/95 (INCEPTION DATE) TO A $10,000 INVESTMENT MADE ON THAT DATE IN THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500 INDEX") AS WELL AS TO A CUSTOMIZED BLENDED INDEX REFLECTING THE PORTFOLIO'S ASSET ALLOCATION BASELINE PERCENTAGES ("BASELINE") WHICH ARE DESCRIBED BELOW AND IN THE FUND'S PROSPECTUS. THE CUSTOMIZED BLENDED INDEX IS CALCULATED ON A YEAR-TO-YEAR BASIS. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED.

THE GROWTH AND INCOME PORTFOLIO ALLOCATES YOUR MONEY AMONG DOMESTIC AND FOREIGN STOCKS AND BONDS. THE PORTFOLIO'S PERFORMANCE SHOWN IN THE LINE GRAPH TAKES INTO ACCOUNT ALL APPLICABLE FEES AND EXPENSES. THE S&P 500 INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE. THE S&P 500 INDEX WAS SELECTED BECAUSE (1) DOMESTIC COMMON STOCKS REPRESENT A SIGNIFICANT PORTION OF THE BASELINE AND (2) THE MAJORITY OF THE STOCK PORTION OF THE PORTFOLIO IS INVESTED IN STOCKS INCLUDED IN THE S&P 500 INDEX. BECAUSE THE PORTFOLIO HAS SIGNIFICANT FIXED-INCOME HOLDINGS, THOUGH, IT CAN UNDERPERFORM AN EQUITY-ONLY INDEX. THE CUSTOMIZED BLENDED INDEX HAS BEEN PREPARED BY THE PORTFOLIO FOR PURPOSES OF MORE ACCURATE COMPARISON TO THE PORTFOLIO'S OVERALL PORTFOLIO COMPOSITION. WE HAVE COMBINED THE PERFORMANCE OF UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGES SET FORTH IN THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE PERCENTAGES: DOMESTIC LARGE COMPANY STOCKS - 36% ; DOMESTIC SMALL COMPANY STOCKS - 9%; FOREIGN STOCKS - 5%; DOMESTIC BONDS - 45%; FOREIGN BONDS - 5%. THE CUSTOMIZED BLENDED INDEX COMBINES RETURNS FROM THE S&P 500 INDEX, THE RUSSELL 2000 INDEX, THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST (FREE) INDEX-HEDGED, $U.S. ("EAFE INDEX"), THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX ("LEHMAN INDEX") AND THE J.P. MORGAN NON-U.S. GOVERNMENT BOND INDEX - HEDGED, $U.S. ("J.P. MORGAN GLOBAL INDEX"), AND IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES. THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX AND IS COMPOSED OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX. THE RUSSELL 3000 INDEX IS COMPOSED OF 3,000 OF THE LARGEST U.S. COMPANIES BY MARKET CAPITALIZATION. THE EAFE INDEX IS AN UNMANAGED INDEX COMPOSED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF EUROPEAN AND PACIFIC BASIN COUNTRIES AND INCLUDES NET DIVIDENDS REINVESTED. THE LEHMAN INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF GOVERNMENT AND CREDIT BOND MARKET PERFORMANCE COMPOSED OF U.S. GOVERNMENT, TREASURY AND AGENCY SECURITIES, FIXED-INCOME SECURITIES AND NONCONVERTIBLE INVESTMENT-GRADE CREDIT DEBT, WITH AN AVERAGE MATURITY OF 1-10 YEARS. THE J.P. MORGAN GLOBAL INDEX IS AN INDEX THAT MEASURES RETURNS ON BONDS FROM 12 WORLD MARKETS, HEDGED INTO U.S. DOLLARS. THIS INDEX DOES NOT INCLUDE A U.S. BONDS COMPONENT. NONE OF THE FOREGOING INDICES TAKE INTO ACCOUNT CHARGES, FEES OR OTHER EXPENSES. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IF APPLICABLE, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

                                                        The Portfolios


PORTFOLIO PERFORMANCE

Comparison of change in value of $10,000 investment in the Investor shares and Restricted shares of Dreyfus Lifetime Portfolios, Inc., Growth Portfolio with the Standard & Poor's 500 Composite Stock Price Index and a Customized Blended Index

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

((+))    SOURCE: LIPPER INC.

((+)(+)) SOURCE: LIPPER INC., MORGAN STANLEY & CO. INCORPORATED, J.P. MORGAN &
         CO. INCORPORATED AND BLOOMBERG L.P.



Average Annual Total Returns AS OF 9/30/01

                              Inception                                                        From
                              Date               1 Year                  5 Years               Inception
---------------------------------------------------------------------------------------------------------------------------------

INVESTOR SHARES               3/31/95            (25.36)%                 6.78%                 10.96%

RESTRICTED SHARES             3/31/95            (25.20)%                 7.05%                 11.22%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

THE ABOVE GRAPH COMPARES A $10,000 INVESTMENT MADE IN EACH OF THE INVESTOR SHARES AND RESTRICTED SHARES OF THE GROWTH PORTFOLIO ON 3/31/95 (INCEPTION DATE) TO A $10,000 INVESTMENT MADE ON THAT DATE IN THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500 INDEX") AS WELL AS TO A CUSTOMIZED BLENDED INDEX REFLECTING THE PORTFOLIO'S ASSET ALLOCATION BASELINE PERCENTAGES ("BASELINE") WHICH ARE DESCRIBED BELOW AND IN THE PORTFOLIO'S PROSPECTUS. THE CUSTOMIZED BLENDED INDEX IS CALCULATED ON A YEAR-TO-YEAR BASIS. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED.

THE GROWTH PORTFOLIO ALLOCATES YOUR MONEY AMONG DOMESTIC AND FOREIGN STOCKS AND BONDS. THE PORTFOLIO'S PERFORMANCE SHOWN IN THE LINE GRAPH TAKES INTO ACCOUNT ALL APPLICABLE FEES AND EXPENSES. THE S&P 500 INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE. THE S&P 500 INDEX WAS SELECTED BECAUSE (1) DOMESTIC COMMON STOCKS REPRESENT THE HIGHEST BASELINE PERCENTAGE OF THE PORTFOLIO'S ASSETS AND (2) THE MAJORITY OF THE STOCK PORTION OF THE PORTFOLIO IS INVESTED IN STOCKS INCLUDED IN THE S&P 500 INDEX. THE CUSTOMIZED BLENDED INDEX HAS BEEN PREPARED BY THE PORTFOLIO FOR PURPOSES OF MORE ACCURATE COMPARISON TO THE PORTFOLIO'S OVERALL PORTFOLIO COMPOSITION. WE HAVE COMBINED THE PERFORMANCE OF UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGES SET FORTH IN THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE PERCENTAGES: DOMESTIC LARGE COMPANY STOCKS - 54.4%; DOMESTIC SMALL COMPANY STOCKS - 13.6%; FOREIGN STOCKS - 12.0%; DOMESTIC BONDS - 17.0%; AND FOREIGN BONDS - 3.0%. THE CUSTOMIZED BLENDED INDEX COMBINES RETURNS FROM THE S&P 500 INDEX, THE RUSSELL 2000 INDEX, THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST (FREE) INDEX-HEDGED, $U.S. ("EAFE INDEX"), THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX ("LEHMAN INDEX") AND THE J.P. MORGAN NON-U.S. GOVERNMENT BOND INDEX- HEDGED, $U.S. ("J.P. MORGAN GLOBAL INDEX") AND IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES. THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX AND IS COMPOSED OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX. THE RUSSELL 3000 INDEX IS COMPOSED OF 3,000 OF THE LARGEST U.S. COMPANIES BY MARKET CAPITALIZATION. THE EAFE INDEX IS AN UNMANAGED INDEX COMPOSED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF EUROPEAN AND PACIFIC BASIN COUNTRIES AND INCLUDES NET DIVIDENDS REINVESTED. THE LEHMAN INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF GOVERNMENT AND CREDIT BOND MARKET PERFORMANCE COMPOSED OF U.S. GOVERNMENT, TREASURY AND AGENCY SECURITIES, FIXED-INCOME SECURITIES AND NONCONVERTIBLE INVESTMENT-GRADE CREDIT DEBT, WITH AN AVERAGE MATURITY OF 1-10 YEARS. THE J.P. MORGAN GLOBAL INDEX IS AN INDEX THAT MEASURES RETURNS ON BONDS FROM 12 WORLD MARKETS, HEDGED INTO U.S. DOLLARS. THIS INDEX DOES NOT INCLUDE A U.S. BONDS COMPONENT. NONE OF THE FOREGOING INDICES TAKE INTO ACCOUNT CHARGES, FEES OR OTHER EXPENSES. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IF APPLICABLE, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

                                                        The Portfolios


STATEMENT OF INVESTMENTS

September 30, 2001


INCOME PORTFOLIO
                                                                                               Principal
BONDS AND NOTES--67.8%                                                                        Amount ($)               Value ($)
---------------------------------------------------------------------------------------------------------------------------------

FINANCIAL--15.7%

AMVESCAP, Gtd. Notes,

   6.60%, 2005                                                                                  200,000                  208,306

AXA Financial, Sr. Notes,

   7.75%, 2010                                                                                  175,000                  191,279

Allstate, Sr. Notes,

   7.875%, 2005                                                                                 300,000                  328,553

American Express Credit Account Master Trust,

  Asset Backed Ctfs., Ser. 1997-1, Cl. A,

   6.40%, 2005                                                                                1,000,000                1,034,189

American General Finance, Notes,

   5.875%, 2006                                                                                 300,000                  311,159

Anadarko Finance, Gtd. Notes ,

   6.75%, 2001                                                                                  100,000                  102,780

Atlantic Richfield, Notes,

   5.50%, 2003                                                                                  500,000                  514,741

Australia & New Zealand Banking Group, Sub. Notes,

   7.55%, 2006                                                                                  150,000                  165,659

Bank of America, Sub. Notes,

   7.80%, 2010                                                                                  250,000                  279,013

Bank One, Sub. Notes,

   6%, 2009                                                                                     300,000                  297,548

Bayerische Landesbank NY, Sub. Notes,

   5.875%, 2008                                                                                 125,000                  126,649

CIT Group, Sr. Notes,

   6.15%, 2002                                                                                  200,000                  207,055

CITIGROUP, Sub. Notes,

   7.25%, 2010                                                                                  450,000                  490,619

Capital One Bank, Sr. Notes,

   8.25%, 2005                                                                                  700,000                  729,765

Credit Suisse First Boston USA, Notes,

   5.875%, 2006                                                                                 260,000                  266,717

Deutsche Telekom International Finance, Bonds,

   8%, 2010                                                                                     200,000                  216,824

Diago Capital PLC, Gtd. Notes,

   7.25%, 2009                                                                                  185,000                  196,409

EOP Operating, Sr. Notes,

   6.75%, 2008                                                                                  150,000                  156,162

European Investment Bank, Notes,

   5.625%, 2006                                                                                 250,000                  261,344


INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                 Value ($)
---------------------------------------------------------------------------------------------------------------------------------

FINANCIAL (CONTINUED)

Fairfax Financial Holdings, Notes,

   7.375%, 2006                                                                                 150,000                  137,386

Fleet Boston, Sub. Notes,

   7.375%, 2009                                                                                 135,000                  146,523

Ford Motor Credit, Bonds,

   7.375%, 2011                                                                                 600,000                  613,985

General Motors Acceptance Corp., Notes,

   5.63%, 2003                                                                                  800,000                  819,635

HSBC Holding PLC, Sub. Notes,

   7.50%, 2009                                                                                  100,000                  109,934

Hellenic Republic, Notes,

   6.95%, 2008                                                                                  150,000                  166,284

Household Finance, Notes,

   8%, 2010                                                                                     260,000                  288,698

Inter-American Development Bank:

  Bonds,

      7%, 2003                                                                                  300,000                  319,806

   Sr. Unsub. Notes,

      6.50%, 2004                                                                               200,000                  215,841

International Bank for Reconstruction & Development,
   Sr. Unsub. Notes,

   6.75%, 2002                                                                                  250,000                  257,323

Key Bank, Sub. Notes,

   7%, 2011                                                                                     150,000                  155,857

Kingdom of Spain, Notes,

   7%, 2005                                                                                     150,000                  164,170

Lehman Brothers Holdings, Sr. Sub. Notes,

   6.625%, 2008                                                                                 100,000                  103,675

MBNA America Bank, Sr. Notes,

   7.75%, 2005                                                                                  250,000                  267,037

Mack-Cali Realty, Notes,

   7%, 2004                                                                                     200,000                  208,798

Merrill Lynch & Co., Notes,

   6%, 2009                                                                                     250,000                  253,303

Morgan Stanley Dean Witter, Notes,

   7.75%, 2005                                                                                  450,000                  492,477

Norwest, Sr. Notes,

   6.75%, 2006                                                                                  400,000                  430,273

                                                                                             The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)

INCOME PORTFOLIO (CONTINUED)

                                                                                                Principal
BONDS AND NOTES (CONTINUED)                                                                    Amount ($)                Value ($)
---------------------------------------------------------------------------------------------------------------------------------


FINANCIAL (CONTINUED)

Ontario (Province Of), Sr. Unsub. Notes,

   5.50%, 2008                                                                                  250,000                  257,687

Quebec Province, Deb.,

   7%, 2007                                                                                     215,000                  236,932

Qwest Capital Funding, Gtd. Notes,

   7.90%, 2010                                                                                  170,000                  179,322

Republic of Italy, Deb.,

   6%, 2003                                                                                     250,000                  261,892

Republic of Korea, Unsub. Notes,

   8.875%, 2008                                                                                 200,000                  231,250

Royal Bank of Scotland Group PLC, Sub. Notes,

   6.375%, 2011                                                                                 160,000                  163,797

Salomon Smith Barney Holdings, Notes,

   6.25%, 2003                                                                                  250,000                  261,203

Sanwa Finance Aruba, Gtd. Notes,

   8.35%, 2009                                                                                  100,000                  107,793

Sumitomo Bank International Finance, Notes,

   8.50%, 2009                                                                                  150,000                  165,857

US Bank, Notes,

   5.70%, 2008                                                                                  300,000                  300,771

United Mexican States, Notes,

   9.875%, 2010                                                                                 150,000                  160,500

Verizon Global Funding, Notes,

   7.25%, 2010                                                                                  200,000                  215,809

Washington Mutual, Notes,

   7.50%, 2006                                                                                  250,000                  275,943

Wells Fargo:

  Sr. Notes,

      6.50%, 2002                                                                               275,000                  283,844

   Sub. Notes,

      6.25%, 2008                                                                               150,000                  156,946

Westpac Banking, Sub. Deb.,

   7.875%, 2002                                                                                 400,000                  419,249

                                                                                                                      14,914,571

INDUSTRIAL--8.9%

Abitibi-Consolidated, Bonds,

   8.30%, 2005                                                                                  150,000                  161,948

Albertson's, Sr. Notes,

   7.50%, 2011                                                                                  150,000                  161,683


INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                 Value ($)
---------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL (CONTINUED)

Alcoa, Notes,

   7.375%, 2010                                                                                 100,000                  110,306

Campbell Soup, Notes,

   6.75%, 2011                                                                                  160,000                  166,962

Carter Holt Harvey, Sr. Notes,

   8.875%, 2004                                                                                 200,000                  217,571

Coca-Cola, Notes,

   5.75%, 2011                                                                                  100,000                  100,624

Comcast Cable Communications, Notes,

   6.20%, 2008                                                                                  250,000                  249,337

ConAgra Foods, Notes

   7.875%, 2010                                                                                 150,000                  165,938

Cox Communications, Notes,

   6.875%, 2005                                                                                 400,000                  418,480

DaimlerChrysler, Gtd. Notes,

   8%, 2010                                                                                     150,000                  159,252

duPont(EI)deNemours, Notes,

   6.50%, 2002                                                                                  500,000                  517,019

Electronic Data Systems, Notes,

   7.125%, 2009                                                                                 100,000                  105,708

Federated Department Stores, Sr. Notes,

   8.125%, 2002                                                                                 300,000                  310,506

General Electric Capital, Deb.,

   8.85%, 2005                                                                                  300,000                  343,725

General Motors, Notes,

   7.20%, 2011                                                                                  165,000                  167,758

Hertz, Sr. Notes,

   8.25%, 2005                                                                                  200,000                  218,980

Hewlett-Packard, Notes,

   7.15%, 2005                                                                                  200,000                  211,830

Ingersoll-Rand, Notes,

   5.75%, 2003                                                                                  500,000                  511,440

KFW International Finance, Bank Gtd. Notes,

   5.25%, 2006                                                                                  250,000                  256,664

Kellogg, Notes,

   6%, 2006                                                                                     250,000                  258,926

Lockheed Martin, Notes,

   8.20%, 2009                                                                                  175,000                  198,415

                                                                                             The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)

INCOME PORTFOLIO (CONTINUED)

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
---------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL (CONTINUED)

NIKE, Sr. Notes,

   5.50%, 2006                                                                                  250,000                  253,755

News America Holdings, Sr. Notes,

   8.50%, 2005                                                                                  175,000                  191,220

Nordstrom, Sr. Notes,

   5.625%, 2009                                                                                 200,000                  183,220

Norfolk Southern, Sr. Notes,

   6.20%, 2009                                                                                  250,000                  251,422

Pharmacia, Notes,

   5.375%, 2001                                                                                 500,000                  501,565

Phillips Petroleum, Notes,

   8.75%, 2010                                                                                  135,000                  158,566

SBC Communications, Notes,

   5.75%, 2006                                                                                  250,000                  259,592

Safeway, Notes,

   7.50%, 2009                                                                                  200,000                  218,000

Target, Notes,

   7.50%, 2005                                                                                  200,000                  219,092

Time Warner, Notes,

   7.75%, 2005                                                                                  250,000                  273,435

Tyco International Group, Gtd. Notes,

   6.75%, 2011                                                                                  175,000                  180,550

Unilever Capital, Gtd. Notes,

   7.125%, 2010                                                                                 150,000                  163,566

Union Oil Co. of California, Deb.,

   9.125%, 2006                                                                                 250,000                  286,807

Viacom, Sr. Notes,

   7.75%, 2005                                                                                  175,000                  191,737

Wal-Mart Stores, Sr. Notes,

   6.875%, 2009                                                                                 100,000                  108,446

                                                                                                                       8,454,045

TRANSPORTATION--.2%

Delta Air Lines, Pass Thru Ctfs.,

   7.57%, 2010                                                                                  150,000                  152,860

UTILITIES--4.9%

AT&T Canada, Sr. Notes,

   7.65%, 2006                                                                                  150,000                   77,987

British Telecom, Notes,

   8.125%, 2010                                                                                 200,000                  222,016


INCOME PORTFOLIO (CONTINUED)

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)               Value ($)
---------------------------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

DTE Energy, Sr. Notes,

   7.05%, 2011                                                                                  150,000                  159,587

France Telecom, Notes,

   7.20%, 2006                                                                                  225,000  (a)             238,397

Hydro-Quebec, Gtd. Notes,

   6.30%, 2011                                                                                  160,000                  167,291

K N Energy, Sr. Notes,

   6.65%, 2005                                                                                  350,000                  366,218

KeySpan, Notes,

   7.25%, 2005                                                                                  150,000                  162,651

Mirant Americas, Sr. Notes,

   8.30%, 2011                                                                                  125,000  (a)             132,128

National Rural Utilities Cooperative Finance,

  Collateral Trust,

   5.50%, 2005                                                                                  500,000                  516,483

New Jersey Bell Telephone, Deb.,

   5.875%, 2006                                                                                 300,000                  299,888

Niagara Mohawk Power, First Mortgage,

   7.75%, 2006                                                                                  200,000                  218,226

Philadelphia Electric, First Refunding Mortgage,

   6.625%, 2003                                                                                 500,000                  519,008

Progress Energy, Sr. Notes,

   7.10%, 2011                                                                                   80,000                   85,603

Sempra Energy, Notes,

   7.95%, 2010                                                                                  150,000                  159,297

Sprint Capital, Gtd. Notes,

   5.70%, 2003                                                                                  300,000                  305,862

Telefonica Europe, Gtd. Notes,

   7.75%, 2010                                                                                  145,000                  156,089

United Technologies, Notes,

   7.125%, 2010                                                                                 150,000                  160,778

Vodafone Group, Notes,

   7.75%, 2010                                                                                  135,000                  147,959

WorldCom, Sr. Notes,

   6.40%, 2005                                                                                  500,000                  508,362

                                                                                                                       4,603,830

                                                                                             The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)

INCOME PORTFOLIO (CONTINUED)

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)               Value ($)
---------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCIES--38.1%

Federal Home Loan Bank:

  Bonds:

      5%, 2/14/2003                                                                           1,100,000                1,133,254

      4.75%, 6/28/2004                                                                          300,000                  309,375

   Notes,

      5.125%, 9/15/2003                                                                       1,700,000                1,763,393

   Sr. Notes,

      5.80%, 9/2/2008                                                                           500,000                  526,244

Federal Home Loan Mortgage Corp., Notes:

   7%, 7/15/2005                                                                              1,000,000                1,104,650

   5.75%, 3/15/2009                                                                             600,000                  629,250

Federal National Mortgage Association, Notes:

   5.25%, 1/15/2003                                                                           1,400,000                1,445,367

   5.75%, 6/15/2005                                                                           1,300,000                1,378,192

   5.50%, 5/2/2006                                                                            1,900,000                1,998,426

   5.25%, 1/15/2009                                                                           2,905,000                2,952,119

U.S. Treasury Bonds:

   10.75%, 2/15/2003                                                                            600,000                  664,566

   11.625%, 11/15/2004                                                                        1,750,000                2,169,930

   7.625%, 2/15/2007                                                                            500,000                  509,140

U.S. Treasury Notes:

   5.75%, 11/30/2002                                                                          1,600,000                1,658,288

   5.75%, 8/15/2003                                                                           2,925,000                3,081,078

   7.25%, 8/15/2004                                                                           3,520,000                3,902,378

   5.875%, 11/15/2004                                                                           155,000                  166,261

   7.875%, 11/15/2004                                                                         2,310,000                2,612,356

   7%, 7/15/2006                                                                              1,085,000                1,229,392

   6.625%, 5/15/2007                                                                          2,725,000                3,068,159

   4.75%, 11/15/2008                                                                            400,000                  409,312

   6%, 8/15/2009                                                                                845,000                  929,534

   5.75%, 8/15/2010                                                                           2,300,000                2,492,625

                                                                                                                      36,133,289

TOTAL BONDS AND NOTES

   (cost $61,582,792)                                                                                                 64,258,595


INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
SHORT-TERM INVESTMENTS--31.1%                                                                Amount ($)                Value ($)
---------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--20.6%

  Greenwich Capital Markets, Repurchase
  Agreement, 3.20% dated 9/28/2001 to be
  repurchased at $19,545,211 on 10/1/2001,

  collateralized by $8,000,000 Federal Home Loan
  Mortgage Corp. Notes, 3.50% due 9/15/2003,

  value, $8,068,555, by $1,182,000 Federal Home

  Loan Mortgage Corp. Notes, 6.875% due 1/15/2005,

  value $1,313,685 and by $10,415,000 Federal Home
  Loan Mortgage Corp. Notes, 5.50%

   due 9/15/2011, value $10,553,189                                                          19,540,000               19,540,000

U.S. TREASURY BILLS--10.5%

   2.43%, 1/10/2002                                                                          10,000,000                9,935,700

TOTAL SHORT-TERM INVESTMENTS

   (cost $29,471,825)                                                                                                 29,475,700
---------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $91,054,617)                                                              98.9%               93,734,295

CASH AND RECEIVABLES (NET)                                                                         1.1%                1,016,895

NET ASSETS                                                                                       100.0%               94,751,190

(A)  SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM
REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT SEPTEMBER 30, 2001,
THESE SECURITIES AMOUNTED TO $370,525 OR .4% OF NET ASSETS.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF FINANCIAL FUTURES

September 30, 2001

INCOME PORTFOLIO

                                                                   Market Value                                      Unrealized
                                                                     Covered by                                   (Depreciation)
                                                 Contracts         Contracts ($)                Expiration       at 9/30/2001($)
---------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES PURCHASED

Standard & Poor's 500                                   78           20,352,150             December 2001              (489,261)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios



STATEMENT OF INVESTMENTS

September 30, 2001

GROWTH AND INCOME PORTFOLIO

COMMON STOCKS--44.4%                                                                             Shares                Value ($)
---------------------------------------------------------------------------------------------------------------------------------

ALCOHOL & TOBACCO--.7%

Philip Morris Cos.                                                                               51,800                2,501,422

CONSUMER CYCLICAL--3.8%

Brinker International                                                                            15,700  (a)             370,834

CVS                                                                                              15,500                  514,600

Federated Department Stores                                                                      15,200  (a)             428,640

Ford Motor                                                                                       75,600                1,311,660

Home Depot                                                                                       48,700                1,868,619

Johnson Controls                                                                                  4,700                  306,628

Jones Apparel Group                                                                              12,100  (a)             308,429

Limited                                                                                          43,200                  410,400

Lowe's Cos.                                                                                      26,000                  822,900

May Department Stores                                                                            19,000                  551,380

Safeway                                                                                          16,400  (a)             651,408

Sears, Roebuck & Co.                                                                             20,000                  692,800

Southwest Airlines                                                                               40,400                  599,536

Target                                                                                           34,400                1,092,200

Tiffany & Co.                                                                                    16,900                  365,885

Wal-Mart Stores                                                                                  54,400                2,692,800

                                                                                                                      12,988,719

CONSUMER STAPLES--2.9%

Avon Products                                                                                    18,500                  855,625

Coca-Cola                                                                                        13,900                  651,215

Colgate-Palmolive                                                                                13,200                  768,900

ConAgra Foods                                                                                    33,100                  743,095

Fortune Brands                                                                                   13,700                  458,950

General Mills                                                                                    19,100                  869,050

Kimberly-Clark                                                                                   23,200                1,438,400

Pepsi Bottling Group                                                                             12,400                  571,268

PepsiCo                                                                                          44,900                2,177,650

Procter & Gamble                                                                                 12,700                  924,433

Sara Lee                                                                                         34,400                  732,720

                                                                                                                      10,191,306

ENERGY--3.6%

Amerada Hess                                                                                     14,300                  908,050

BJ Services                                                                                      23,000  (a)             409,170

Chevron                                                                                          18,700                1,584,825


GROWTH AND INCOME PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
---------------------------------------------------------------------------------------------------------------------------------
---------

ENERGY (CONTINUED)

Devon Energy                                                                                     12,600                  433,440

ENSCO International                                                                              15,000                  219,300

Exxon Mobil                                                                                      95,200                3,750,880

Kerr-McGee                                                                                       10,900                  565,819

Noble Drilling                                                                                   12,200  (a)             292,800

Phillips Petroleum                                                                                8,300                  447,702

Royal Dutch Petroleum, A.D.R.                                                                    27,300                1,371,825

Sempra Energy                                                                                    30,100                  744,975

Sunoco                                                                                           20,200                  719,120

Texaco                                                                                            6,700                  435,500

Williams Cos.                                                                                    27,100                  739,830

                                                                                                                      12,623,236

HEALTH CARE--6.8%

Abbott Laboratories                                                                              39,400                2,042,890

Amgen                                                                                            23,900  (a)           1,404,364

Bristol-Myers Squibb                                                                             43,600                2,422,416

Cardinal Health                                                                                  12,900                  953,955

IVAX                                                                                             13,300  (a)             294,861

Johnson & Johnson                                                                                67,600                3,745,040

King Pharmaceuticals                                                                              9,000  (a)             377,550

Lilly (Eli) & Co.                                                                                27,600                2,227,320

Merck & Co.                                                                                      48,000                3,196,800

Pfizer                                                                                          123,200                4,940,320

Tenet Healthcare                                                                                 19,900  (a)           1,187,035

Wellpoint Health Networks                                                                         7,000  (a)             764,050

                                                                                                                      23,556,601

INTEREST SENSITIVE--10.1%

Allstate                                                                                         21,600                  806,760

Ambac Financial Group                                                                             8,200                  448,622

American International Group                                                                     48,200                3,759,600

AmSouth Bancorporation                                                                           25,400                  458,978

Bank of America                                                                                  47,000                2,744,800

CIGNA                                                                                             8,500                  705,075

Charter One Financial                                                                            40,845                1,152,646

Citigroup                                                                                       107,500                4,353,750

Comerica                                                                                         10,300                  570,620

                                                        The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)

GROWTH AND INCOME PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
---------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

Fannie Mae                                                                                        31,800                2,545,908

General Electric                                                                                 166,500                6,193,800

Hartford Financial Services Group                                                                 10,800                  634,392

J.P. Morgan Chase & Co.                                                                           17,300                  590,795

Lehman Brothers Holdings                                                                          15,000                  852,750

MBNA                                                                                              43,800                1,326,702

MGIC Investment                                                                                   13,700                  895,158

Merrill Lynch & Co.                                                                                8,900                  361,340

MetLife                                                                                           25,100                  745,470

National City                                                                                     26,700                  799,665

North Fork Bancorporation                                                                         18,100                  538,294

Providian Financial                                                                               19,500                  392,925

Radian Group                                                                                      17,700                  681,450

SouthTrust                                                                                        16,200                  412,614

Torchmark                                                                                         13,400                  522,600

U.S. Bancorp                                                                                      52,300                1,160,014

Wachovia                                                                                          30,600                  948,600

Wells Fargo & Co.                                                                                 14,400                  640,080

                                                                                                                       35,243,408

PRODUCER GOODS & SERVICES--3.3%

Air Products & Chemicals                                                                          11,200                  432,096

Alcoa                                                                                             36,100                1,119,461

Ashland                                                                                           13,500                  520,425

Boeing                                                                                            39,100                1,309,850

Caterpillar                                                                                       15,800                  707,840

Goodrich                                                                                          31,000                  603,880

Honeywell International                                                                           22,700                  599,280

Minnesota Mining & Manufacturing                                                                   9,300                  915,120

PPG Industries                                                                                    17,300                  791,475

Praxair                                                                                            9,700                  407,400

Pulte                                                                                             13,000                  398,450

Tyco International                                                                                63,700                2,898,350

United Technologies                                                                               15,400                  716,100

                                                                                                                       11,419,727

SERVICES--3.0%

ALLTEL                                                                                            15,000                  869,250


GROWTH AND INCOME PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
---------------------------------------------------------------------------------------------------------------------------------

SERVICES (CONTINUED)

AOL Time Warner                                                                                  93,100  (a)           3,081,610

Automatic Data Processing                                                                        20,300                  954,912

Carnival                                                                                         23,800                  524,076

Disney (Walt)                                                                                    55,900                1,040,858

Fox Entertainment Group, Cl. A                                                                   33,200  (a)             634,120

McGraw-Hill Cos.                                                                                  9,500                  552,900

Paychex                                                                                          10,500                  330,855

Republic Services                                                                                27,700  (a)             448,740

SunGard Data Systems                                                                             33,100  (a)             773,547

United States Cellular                                                                            6,500  (a)             321,750

Univision Communications, Cl. A                                                                  24,800  (a)             569,160

Westwood One                                                                                     15,100  (a)             335,975

                                                                                                                      10,437,753

TECHNOLOGY--6.4%

Amdocs Limited                                                                                    7,700  (a)             205,205

Applied Materials                                                                                20,300  (a)             577,332

CIENA                                                                                            11,200  (a)             115,248

Cisco Systems                                                                                    70,000  (a)             852,600

Comverse Technology                                                                              29,200  (a)             598,016

Dell Computer                                                                                    78,800  (a)           1,460,164

EMC                                                                                              74,900  (a)             880,075

Intel                                                                                           140,200                2,858,678

International Business Machines                                                                  35,400                3,267,420

Maxim Integrated Products                                                                        23,000  (a)             803,620

Microsoft                                                                                       104,000  (a)           5,321,680

Novellus Systems                                                                                 12,400  (a)             354,144

Oracle                                                                                           82,500  (a)           1,037,850

PerkinElmer                                                                                      15,800                  414,592

Pitney Bowes                                                                                     23,500                  897,700

QUALCOMM                                                                                         16,000  (a)             760,640

SPX                                                                                               3,700                  306,730

Scientific-Atlanta                                                                               15,300                  268,515

Siebel Systems                                                                                   24,400  (a)             317,444

Symantec                                                                                         10,100  (a)             350,167

Texas Instruments                                                                                26,800                  669,464

                                                                                                                      22,317,284

                                                                                             The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)

GROWTH AND INCOME PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                          Shares                Value
($)
---------------------------------------------------------------------------------------------------------------------------------

UTILITIES--3.8%

AT&T                                                                                              65,700                1,268,010

Ameren                                                                                            19,700                  756,480

BellSouth                                                                                         14,900                  619,095

Calpine                                                                                          36,400  (a)             830,284

PPL                                                                                              11,800                  384,680

Pinnacle West Capital                                                                            14,600                  579,620

SBC Communications                                                                               56,300                2,652,856

TXU                                                                                              17,900                  829,128

Verizon Communications                                                                           62,900                3,403,519

WorldCom                                                                                         89,100  (a)           1,340,064

Xcel Energy                                                                                      19,600                  551,740

                                                                                                                      13,215,476

TOTAL COMMON STOCKS

   (cost $170,611,084)                                                                                               154,494,932
---------------------------------------------------------------------------------------------------------------------------------

                                                                                              Principal
BONDS AND NOTES--39.6%                                                                       Amount ($)                Value ($)
---------------------------------------------------------------------------------------------------------------------------------

FINANCE--9.7%

AXA Financial, Sr. Notes,

   7.75%, 2010                                                                                  400,000                  437,209

American General, Notes,

   7.75%, 2005                                                                                  500,000                  550,069

American General Finance, Notes,

   5.875%, 2006                                                                                 650,000                  674,178

Anadarko Finance, Gtd. Notes,

   6.75%, 2011                                                                                  250,000                  256,950

Banco Santander Central Hispano Issuances,

  Gtd. Notes,

   7.625%, 2009                                                                                 750,000                  808,597

Bank of America, Sub. Notes,

   7.80%, 2010                                                                                  900,000                1,004,447

Bank One, Sub. Notes,

   6%, 2009                                                                                     430,000                  426,485

Bayerische Landesbank NY, Sub. Notes,

   5.875%, 2008                                                                                 335,000                  339,418

CIT Group, Sr. Notes,

   7.125%, 2004                                                                                 700,000                  750,700



GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)               Value ($)
---------------------------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

CITIGROUP, Sub. Notes,

   7.25%, 2010                                                                                1,275,000                1,390,089

Capital One Bank, Sr. Notes,

   8.25%, 2005                                                                                1,500,000                1,563,783

Chase Manhattan, Sub. Deb.,

   7.125%, 2005                                                                               1,150,000                1,241,233

Credit Suisse First Boston USA, Notes,

   5.875%, 2006                                                                                 600,000                  615,500

EOP Operating, Sr. Notes,

   6.75%, 2008                                                                                  300,000                  312,323

European Investment Bank, Notes,

   5.625%, 2006                                                                                 650,000                  679,494

Ford Motor Credit, Bonds,

   7.375%, 2011                                                                               1,100,000                1,125,639

General Electric Capital, Notes,

   7.50%, 2003                                                                                3,500,000                3,735,704

General Motors Acceptance Corp., Notes:

   5.63%, 2003                                                                                1,500,000                1,536,816

   7.125%, 2003                                                                               1,300,000                1,359,650

Hellenic Republic, Notes,

   6.95%, 2008                                                                                  665,000                  737,193

Household Finance, Notes,

   8%, 2010                                                                                     600,000                  666,225

Iceland (Republic Of), Notes,

   6.125%, 2004                                                                                 850,000                  893,460

International Bank for Reconstruction & Development,

  Sr. Unsub. Notes,

   6.75%, 2002                                                                                  500,000                  514,645

International Lease Finance, Notes,

   6.75%, 2003                                                                                  825,000                  875,788

Key Bank, Sub. Notes,

   7%, 2011                                                                                     300,000                  311,713

Kingdom of Spain, Notes,

   7%, 2005                                                                                   1,000,000                1,094,468

Lehman Brothers Holdings, Notes,

   7.50%, 2006                                                                                1,000,000                1,070,368

MBNA America Bank, Sr. Notes,

   7.75%, 2005                                                                                  950,000                1,014,739

                                                                                             The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)

GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)               Value ($)
---------------------------------------------------------------------------------------------------------------------------------

FINANCE (CONTINUED)

Mack-Cali Realty, Notes,

   7%, 2004                                                                                     200,000                  208,798

Merrill Lynch & Co., Notes,

   6%, 2009                                                                                     500,000                  506,605

Morgan Stanley Dean Witter, Notes,

   7.75%, 2005                                                                                  900,000                  984,954

Norwest, Sr. Notes,

   6.75%, 2006                                                                                  750,000                  806,761

Ontario (Province Of), Sr. Unsub. Notes,

   5.50%, 2008                                                                                  740,000                  762,756

Quebec Province, Sr. Unsub. Notes,

   5.75%, 2009                                                                                  150,000                  152,444

Qwest Capital Funding, Gtd. Notes,

   7.90%, 2010                                                                                  330,000                  348,097

Royal Bank of Scotland Group PLC, Sub. Notes,

   6.375%, 2011                                                                                 300,000                  307,120

TXU Eastern Funding Co., Gtd. Notes,

   6.75%, 2009                                                                                  600,000                  595,549

Textron Financial, Notes,

   7.125%, 2004                                                                               1,000,000                1,076,320

U.S. Bancorp, Sub. Notes,

   6.75%, 2005                                                                                  180,000                  188,366

United Mexican States, Notes,

   9.875%, 2010                                                                                 600,000                  642,000

Verizon Global Funding, Notes,

   7.25%, 2010                                                                                  530,000                  571,893

Washington Mutual, Notes,

   7.50%, 2006                                                                                  550,000                  607,074

                                                                                                                      33,745,620

INDUSTRIAL--5.8%

Abitibi-Consolidated, Bonds,

   8.30%, 2005                                                                                  300,000                  323,895

Albertson's, Sr. Notes,

   7.50%, 2011                                                                                  350,000                  377,261

Alcoa, Notes,

   7.375%, 2010                                                                                 400,000                  441,224

Amoco, Gtd. Notes,

   6.25%, 2004                                                                                  700,000                  743,870


GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)               Value ($)
---------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL (CONTINUED)

Coca-Cola, Notes,

   5.75%, 2011                                                                                  200,000                  201,248

Comcast Cable Communications, Sr. Notes,

   6.75%, 2011                                                                                  300,000                  301,816

Compaq Computer, Notes,

   7.45%, 2002                                                                                1,500,000                1,536,898

ConAgra Foods, Notes,

   7.875%, 2010                                                                                 400,000                  442,502

Conoco, Sr. Notes,

   6.35%, 2009                                                                                  350,000                  353,702

Cox Communications, Notes,

   6.875%, 2005                                                                                 691,000                  722,923

Delphi Auto Systems, Notes,

   6.125%, 2004                                                                               1,000,000                1,027,190

Dow Chemical, Notes,

   6.125%, 2011                                                                                 350,000                  353,564

duPont(EI)deNemours, Notes,

   6.50%, 2002                                                                                2,000,000                2,068,076

General Motors, Notes,

   7.20%, 2011                                                                                  300,000                  305,014

Ingersoll-Rand, Notes,

   5.75%, 2003                                                                                1,000,000                1,022,880

KFW International Finance, Bank Gtd. Notes,

   5.25%, 2006                                                                                  600,000                  615,995

KOHLS, Notes,

   6.30%, 2011                                                                                  335,000                  340,571

Kellogg, Notes,

   6%, 2006                                                                                     500,000                  517,851

Kroger, Gtd. Notes,

   8.05%, 2010                                                                                  575,000                  639,146

Lockheed Martin, Notes,

   8.20%, 2009                                                                                  325,000                  368,486

NIKE, Sr. Notes,

   5.50%, 2006                                                                                  600,000                  609,011

News America Holdings, Sr. Notes,

   8.50%, 2005                                                                                  325,000                  355,123

PPG Industries, Notes,

   6.75%, 2004                                                                                1,000,000                1,050,789

                                                                                             The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)

GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
---------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL (CONTINUED)

Phillips Petroleum, Notes,

   8.75%, 2010                                                                                  375,000                  440,460

Potash, Notes,

   7.75%, 2011                                                                                  250,000                  267,130

SBC Communications, Notes,

   5.75%, 2006                                                                                  600,000                  623,021

Tyco International Group, Gtd. Notes,

   6.75%, 2011                                                                                  400,000                  412,686

USX, Notes,

   7.20%, 2004                                                                                1,350,000                1,432,307

Unilever Capital, Gtd. Notes,

   7.125%, 2010                                                                                 400,000                  436,176

Union Oil Co. of California, Deb.,

   9.125%, 2006                                                                                 550,000                  630,975

Viacom, Gtd. Notes,

   7.70%, 2010                                                                                  550,000                  602,779

Wal-Mart Stores, Sr. Notes,

   6.875%, 2009                                                                                 450,000                  488,007

                                                                                                                      20,052,576

TRANSPORTATION--.2%

Delta Air Lines, Pass Thru Ctfs.,

   7.57%, 2010                                                                                  355,000                  361,768

Norfolk Southern, Sr. Notes,

   8.625%, 2010                                                                                 275,000                  317,059

                                                                                                                         678,827

UTILITIES--2.9%

AT&T, Notes,

   5.625%, 2004                                                                               1,000,000                1,024,019

AT&T Wireless Services, Sr. Notes,

   7.875%, 2011                                                                                 300,000  (b)             322,109

British Telecom, Notes,

   8.125%, 2010                                                                                 400,000                  444,033

DTE Energy, Sr. Notes,

   7.05%, 2011                                                                                  350,000                  372,370

Dominion Resources, Sr. Notes,

   8.125%, 2010                                                                                 550,000                  622,134

France Telecom, Notes,

   7.20%, 2006                                                                                  450,000  (b)             476,793


GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                                   Principal
BONDS AND NOTES (CONTINUED)                                                                       Amount ($)            Value ($)
---------------------------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

Hydro-Quebec, Gtd. Notes,

   6.30%, 2011                                                                                  380,000                  397,317

K N Energy, Sr. Notes,

   6.65%, 2005                                                                                  650,000                  680,119

Mirant Americas, Sr. Notes,

   8.30%, 2011                                                                                  300,000  (b)             317,107

Niagara Mohawk Power, Sr. Notes,

   7.75%, 2008                                                                                  400,000                  428,973

Philadelphia Electric, First Refunding Mortgage,

   6.625%, 2003                                                                               1,000,000                1,038,015

Progress Energy, Sr. Notes,

   7.10%, 2011                                                                                  180,000                  192,606

Public Service Electric & Gas, First Mortgage,

   8.875%, 2003                                                                                 500,000                  527,660

Sprint Capital, Gtd. Notes,

   5.70%, 2003                                                                                1,350,000                1,376,380

Telefonica Europe B.V., Gtd. Notes,

   7.75%, 2010                                                                                  500,000                  538,239

United Tech, Notes,

   7.125%, 2010                                                                                 400,000                  428,740

Wisconsin Electric Power, First Mortgage,

   7.25%, 2004                                                                                  500,000                  537,242

WorldCom, Notes,

   8%, 2006                                                                                     500,000                  538,622

                                                                                                                      10,262,478

U.S. GOVERNMENT & AGENCIES--21.0%

Federal Home Loan Bank:

  Bonds:

      5%, 2/14/2003                                                                           2,100,000                2,163,485

      5.375%, 1/5/2004                                                                        4,600,000                4,807,000

      4.75%, 6/28/2004                                                                        2,000,000                2,062,500

   Notes,

      5.125%, 9/15/2003                                                                       2,450,000                2,541,360

Federal Home Loan Mortgage Corp., Notes:

   5.75%, 7/15/2003                                                                           2,450,000                2,564,685

   5.25%, 1/15/2006                                                                           2,200,000                2,292,891

   5.125%, 10/15/2008                                                                         1,550,000                1,568,724

   5.75%, 3/15/2009                                                                             500,000                  524,375

                                                                                             The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)

GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)               Value ($)
---------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCIES (CONTINUED)

Federal National Mortgage Association, Notes:

   5.25%, 1/15/2003                                                                           2,000,000                2,064,800

   5.75%, 4/15/2003                                                                           1,800,000                1,877,652

   5.50%, 5/2/2006                                                                              700,000                  736,262

   7.125%, 3/15/2007                                                                          3,250,000                3,674,086

   6.50%, 4/29/2009                                                                           2,400,000                2,453,784

   7.25%, 1/15/2010                                                                           2,500,000                2,867,642

U.S. Treasury Bonds:

   11.125%, 8/15/2003                                                                         5,400,000                6,213,564

   11.625%, 11/15/2004                                                                          170,000                  210,793

U.S. Treasury Notes:

   5.875%, 9/30/2002                                                                            150,000                  154,989

   5.75%, 10/31/2002                                                                            400,000                  413,728

   5.75%, 11/30/2002                                                                          1,500,000                1,554,645

   5.625%, 12/31/2002                                                                         1,000,000                1,037,430

   6.25%, 2/15/2003                                                                           1,625,000                1,703,894

   5.75%, 8/15/2003                                                                           1,500,000                1,580,040

   7.25%, 8/15/2004                                                                           1,000,000                1,108,630

   7.50%, 2/15/2005                                                                           4,800,000                5,407,488

   5.75%, 11/15/2005                                                                            325,000                  349,781

   7%, 7/15/2006                                                                              2,500,000                2,832,700

   6.50%, 10/15/2006                                                                          2,950,000                3,286,241

   6.625%, 5/15/2007                                                                          3,700,000                4,165,941

   5.625%, 5/15/2008                                                                          3,265,000                3,513,826

   4.75%, 11/15/2008                                                                          2,500,000                2,558,200

   6%, 8/15/2009                                                                              2,420,000                2,662,097

   5.75%, 8/15/2010                                                                           2,100,000                2,275,875

                                                                                                                      73,229,108

TOTAL BONDS AND NOTES

   (cost $131,629,229)                                                                                               137,968,609


GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                               Principal
SHORT-TERM INVESTMENTS--15.3%                                                                 Amount ($)              Value ($)
---------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--12.5%

  Greenwich Capital Markets, Repurchase Agreement,
  3.20% dated 9/28/2001 to be repurchased

  at $43,541,608 on 10/1/2001,collateralized
  by $9,440,000 Federal Home Loan Mortgage
  Corp. Notes, 5.75% due 4/15/2008 value $9,953,348,
   by $13,345,000 Federal Home Loan Mortgage Corp.
  Notes, 5.125% due 10/15/2008, value $13,507,676,
  by $17,200,000 Federal Home Loan Mortgage
  Corp. Notes, 5.625% due 3/15/2011,

   value $17,624,668 and by $2,692,000
   Federal Home Loan Mortgage Corp. Notes,
   5.50% due 9/15/2011, value $2,726,484                                                     43,530,000               43,530,000

U.S. TREASURY BILLS--2.8%

   2.43%, 1/10/2002                                                                          10,000,000                9,935,700

TOTAL SHORT-TERM INVESTMENTS

   (cost $53,461,825)                                                                                                 53,465,700
---------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $355,702,138)                                                             99.3%              345,929,241

CASH AND RECEIVABLES (NET)                                                                          .7%                2,313,511

NET ASSETS                                                                                       100.0%              348,242,752

(A) NON-INCOME PRODUCING.

(B)  SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM
REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT SEPTEMBER 30, 2001,
THESE SECURITIES AMOUNTED TO $1,116,009 OR .3% OF NET ASSETS.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios


STATEMENT OF FINANCIAL FUTURES

September 30, 2001

GROWTH AND INCOME PORTFOLIO

                                                                                                                       Unrealized
                                                                   Market Value                                      Appreciation
                                                                     Covered by                                    (Depreciation)
                                               Contracts              Contracts ($)             Expiration       at 9/30/2001 ($)
---------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES PURCHASED:

CAC 40                                                90             3,366,750               December 2001              90,093

Deutsche Akteinindex                                  25             2,453,244               December 2001              95,877

Financial Times                                       80             5,791,245               December 2001             210,353

Hang Seng                                              5               319,740                October 2001              21,861

Nikkei 300                                           197             3,320,290               December 2001              41,635

Russell 2000                                         168            34,108,200               December 2001          (2,232,237)

S&P ASX 200 Index                                     15               565,655               December 2001              14,377

Standard & Poor's 500                                 10             2,609,250               December 2001             (65,767)

                                                                                                                    (1,823,808)

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF INVESTMENTS

September 30, 2001

GROWTH PORTFOLIO

COMMON STOCKS--67.1%                                                                               Shares                Value ($)
---------------------------------------------------------------------------------------------------------------------------------

ALCOHOL & TOBACCO--1.1%

Philip Morris Cos.                                                                               21,700                1,047,893

CONSUMER CYCLICAL--5.6%

Brinkler International                                                                            6,600  (a)             155,892

CVS                                                                                               6,500                  215,800

Federated Department Stores                                                                       6,400  (a)             180,480

Ford Motor                                                                                       31,700                  549,995

Home Depot                                                                                       20,400                  782,748

Johnson Controls                                                                                  2,000                  130,480

Jones Apparel Group                                                                               5,100  (a)             129,999

Limited                                                                                          18,100                  171,950

Lowe's Cos.                                                                                      10,900                  344,985

May Department Stores                                                                             8,000                  232,160

Safeway                                                                                           6,900  (a)             274,068

Sears, Roebuck & Co.                                                                              8,400                  290,976

Southwest Airlines                                                                               17,000                  252,280

Target                                                                                           14,400                  457,200

Tiffany & Co.                                                                                     7,100                  153,715

Wal-Mart Stores                                                                                  22,800                1,128,600

                                                                                                                       5,451,328

CONSUMER STAPLES--4.4%

Avon Products                                                                                      7,800                 360,750

Coca-Cola                                                                                          5,800                 271,730

Colgate-Palmolive                                                                                  5,500                 320,375

ConAgra Foods                                                                                     13,900                 312,055

Fortune Brands                                                                                     5,700                 190,950

General Mills                                                                                      8,000                 364,000

Kimberly-Clark                                                                                     9,700                 601,400

Pepsi Bottling Group                                                                               5,200                 239,564

PepsiCo                                                                                           18,800                 911,800

Procter & Gamble                                                                                   5,300                 385,787

Sara Lee                                                                                          14,400                 306,720

                                                                                                                       4,265,131

ENERGY--5.5%

Amerada Hess                                                                                      6,000                  381,000

BJ Services                                                                                       9,700  (a)             172,563

Chevron                                                                                           7,900                  669,525

                                                                                             The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)

GROWTH PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
---------------------------------------------------------------------------------------------------------------------------------

ENERGY (CONTINUED)

Devon Energy                                                                                       5,300                 182,320

ENSCO International                                                                                6,300                  92,106

Exxon Mobil                                                                                       40,000               1,576,000

Kerr-McGee                                                                                         4,600                 238,786

Noble Drilling                                                                                    5,100  (a)             122,400

Phillips Petroleum                                                                                3,500                  188,790

Royal Dutch Petroleum, A.D.R                                                                     11,400                  572,850

Sempra Energy                                                                                    12,600                  311,850

Sunoco                                                                                            8,500                  302,600

Texaco                                                                                            2,800                  182,000

Williams Cos.                                                                                    11,400                  311,220

                                                                                                                       5,304,010

HEALTH CARE--10.2%

Abbott Laboratories                                                                              16,500                  855,525

Amgen                                                                                            10,000  (a)             587,600

Bristol-Myers Squibb                                                                             18,300                1,016,748

Cardinal Health                                                                                   5,400                  399,330

IVAX                                                                                              5,600  (a)             124,152

Johnson & Johnson                                                                                28,300                1,567,820

King Pharmaceuticals                                                                              3,800  (a)             159,410

Lilly (Eli) & Co.                                                                                11,600                  936,120

Merck & Co.                                                                                      20,100                1,338,660

Pfizer                                                                                           51,700                2,073,170

Tenet Healthcare                                                                                  8,400  (a)             501,060

Wellpoint Health Networks                                                                         2,900  (a)             316,535

                                                                                                                       9,876,130

INTEREST SENSITIVE--15.3%

Allstate                                                                                           9,000                 336,150

Ambac Financial Group                                                                              3,400                 186,014

American International Group                                                                      20,200               1,575,600

AmSouth Bancorporation                                                                            10,600                 191,542

Bank of America                                                                                   19,700               1,150,480

CIGNA                                                                                              3,600                 298,620

Charter One Financial                                                                             17,115                 482,985

Citigroup                                                                                         45,100               1,826,550

Comerica                                                                                           4,300                 238,220


GROWTH PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
---------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

Fannie Mae                                                                                        13,400                1,072,804

General Electric                                                                                  69,800                2,596,560

Hartford Financial Services Group                                                                  4,500                  264,330

J.P. Morgan Chase & Co.                                                                            7,200                  245,880

Lehman Brothers Holdings                                                                           6,300                  358,155

MBNA                                                                                              18,400                  557,336

MGIC Investment                                                                                    5,700                  372,438

Merrill Lynch & Co.                                                                                3,700                  150,220

MetLife                                                                                           10,500                  311,850

National City                                                                                     11,200                  335,440

North Fork Bancorporation                                                                          7,600                  226,024

Providian Financial                                                                                8,200                  165,230

Radian Group                                                                                       7,400                  284,900

SouthTrust                                                                                         6,800                  173,196

Torchmark                                                                                          5,600                  218,400

U.S. Bancorp                                                                                      21,900                  485,742

Wachovia                                                                                          12,800                  396,800

Wells Fargo & Co.                                                                                  6,000                  266,700

                                                                                                                       14,768,166

PRODUCER GOODS & SERVICES--5.0%

Air Products & Chemicals                                                                           4,700                  181,326

Alcoa                                                                                             15,100                  468,251

Ashland                                                                                            5,700                  219,735

Boeing                                                                                            16,400                  549,400

Caterpillar                                                                                        6,600                  295,680

Goodrich                                                                                          13,000                  253,240

Honeywell International                                                                            9,500                  250,800

Minnesota Mining & Manufacturing                                                                   3,900                  383,760

PPG Industries                                                                                     7,300                  333,975

Praxair                                                                                            4,000                  168,000

Pulte Homes                                                                                        5,500                  168,575

Tyco International                                                                                26,700                1,214,850

United Technologies                                                                                6,400                  297,600

                                                                                                                        4,785,192

SERVICES--4.5%

ALLTEL                                                                                             6,300                  365,085

                                                        The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)

GROWTH PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
---------------------------------------------------------------------------------------------------------------------------------

SERVICES (CONTINUED)

AOL Time Warner                                                                                  39,100  (a)           1,294,210

Automatic Data Processing                                                                         8,500                  399,840

Carnival                                                                                         10,000                  220,200

Disney (Walt)                                                                                    23,400                  435,708

Fox Entertainment Group, Cl. A                                                                   13,900  (a)             265,490

McGraw-Hill Cos.                                                                                  4,000                  232,800

Paychex                                                                                           4,400                  138,644

Republic Services                                                                                11,600  (a)             187,920

SunGard Data Systems                                                                             13,900  (a)             324,843

United States Cellular                                                                            2,700  (a)             133,650

Univision Communications, Cl. A                                                                  10,400  (a)             238,680

Westwood One                                                                                      6,300  (a)             140,175

                                                                                                                       4,377,245

TECHNOLOGY--9.7%

Amdocs Limited                                                                                    3,200  (a)              85,280

Applied Materials                                                                                 8,500  (a)             241,740

CIENA                                                                                             4,700  (a)              48,363

Cisco Systems                                                                                    29,400  (a)             358,092

Comverse Technology                                                                              12,200  (a)             249,856

Dell Computer                                                                                    33,100  (a)             613,343

EMC                                                                                              31,400  (a)             368,950

Intel                                                                                            58,800                1,198,932

International Business Machines                                                                  14,800                1,366,040

Maxim Integrated Products                                                                         9,600  (a)             335,424

Microsoft                                                                                        43,600  (a)           2,231,012

Novellus Systems                                                                                  5,200  (a)             148,512


GROWTH PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
---------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Oracle                                                                                           34,600  (a)             435,268

PerkinElmer                                                                                       6,600                  173,184

Pitney Bowes                                                                                      9,900                  378,180

QUALCOMM                                                                                          6,700  (a)             318,518

SPX                                                                                               1,600                  132,640

Scientific-Atlanta                                                                                6,400                  112,320

Siebel Systems                                                                                   10,200  (a)             132,702

Symantec                                                                                          4,200  (a)             145,614

Texas Instruments                                                                                11,200                  279,776

                                                                                                                       9,353,746

UTILITIES--5.8%

AT&T                                                                                              27,600                 532,680

Ameren                                                                                             8,300                 318,720

BellSouth                                                                                          6,300                 261,765

Calpine                                                                                          15,300  (a)             348,993

PPL                                                                                               5,000                  163,000

Pinnacle West Capital                                                                             6,100                  242,170

SBC Communications                                                                               23,600                1,112,032

TXU                                                                                               7,500                  347,400

Verizon Communications                                                                           26,400                1,428,504

WorldCom                                                                                         37,400  (a)             562,496

Xcel Energy                                                                                       8,200                  230,830

                                                                                                                       5,548,590

TOTAL COMMON STOCKS

   (cost $72,111,062)                                                                                                 64,777,431

                                                                                             The Portfolios

STATEMENT OF INVESTMENTS (CONTINUED)

GROWTH PORTFOLIO (CONTINUED)

                                                                                               Principal
SHORT-TERM INVESTMENTS--32.1%                                                                 Amount ($)                Value ($)
---------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--21.8%

  Greenwich Capital Markets,

  Repurchase Agreement, 3.20%

  dated 9/28/2001 to be repurchased

  at $21,005,600 on 10/1/2001,

  collateralized by $9,965,000

  Federal Home Loan Mortgage Corp.

  Notes, 5.25% due 2/15/2004,

  value $10,454,091 and by

  $10,150,000 Federal Home Loan

  Mortgage Corp. Notes, 5.75% due

   4/15/2008, value $10,966,210                                                              21,000,000                21,000,000

U.S. TREASURY BILLS--10.3%

   2.43%, 1/10/2002                                                                          10,000,000                9,935,700

TOTAL SHORT-TERM INVESTMENTS

   (cost $30,931,825)                                                                                                 30,935,700
---------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $103,042,887)                                                             99.2%               95,713,131

CASH AND RECEIVABLES (NET)                                                                          .8%                  776,313

NET ASSETS                                                                                       100.0%               96,489,444

(A) NON-INCOME PRODUCING.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF FINANCIAL FUTURES

September 30, 2001

GROWTH PORTFOLIO

                                                                                                                       Unrealized
                                                                  Market Value                                      Appreciation
                                                                     Covered by                                    (Depreciation)
                                            Contracts              Contracts ($)             Expiration          at 9/30/2001 ($)
---------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES PURCHASED:

CAC 40                                             57                  2,132,275          December 2001                   56,210

Deutsche Akteinindex                               13                  1,275,687          December 2001                   49,856

Financial Times                                    51                  3,691,919          December 2001                  134,067

Hang Seng                                           3                    191,844           October 2001                   13,078

Nikkei 300                                        148                  2,494,431          December 2001                   31,279

Russell 2000                                       81                 16,445,025          December 2001                 (979,779)

S&P ASX 200 Index                                  19                    716,496          December 2001                   18,211

Standard & Poor's 500                              12                  3,131,100          December 2001                  (33,208)

                                                                                                                        (710,286)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2001

                                                                                                    Growth and
                                                                            Income                  Income         Growth
                                                                            Portfolio              Portfolio      Portfolio
---------------------------------------------------------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--
   See Statement of Investments--Note 2(c)
   (including Repurchase Agreements of
   $19,540,000, $43,530,000 and $21,000,000,
   for the Income Portfolio, the Growth and
   Income Portfolio and the Growth
   Portfolio, respectively) [cost--Note 5(b)]                              93,734,295            345,929,241     95,713,131

Cash                                                                           31,646                126,972        160,324

Dividends and interest receivable                                           1,344,223              2,259,845         84,177

Receivable for investment securities sold                                     593,790              1,006,907         21,838

Receivable for futures variation margin--Note 5(a)                            413,400              1,637,054        953,016

Receivable for shares of Common Stock subscribed                                8,581                 13,913         11,714

Prepaid expenses                                                               4,243                     748          1,003

                                                                          96,130,178              350,974,680    96,945,203
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                                 51,426                 258,922         66,458

Payable for investment securities purchased                                 1,015,281              1,999,440        294,625

Payable for shares of Common Stock redeemed                                  271,413                 367,989         37,335

Accrued expenses                                                              40,868                 105,577         57,341

                                                                           1,378,988               2,731,928        455,759
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                            94,751,190             348,242,752     96,489,444


                                                                                                    Growth and
                                                                               Income               Income         Growth
                                                                            Portfolio              Portfolio       Portfolio
---------------------------------------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                            95,329,390           378,139,360     119,659,189

Accumulated undistributed investment
   income--net                                                             3,479,766              7,409,280       1,113,980

Accumulated net realized gain (loss)
   on investments                                                         (6,248,383)           (25,709,183)    (16,243,683)

Accumulated net unrealized appreciation
   (depreciation) on investments [including
   ($489,261) net unrealized (depreciation)
   on financial futures for the Income
   Portfolio]--Note 5(b)                                                    2,190,417                   --          --
-

Accumulated net unrealized appreciation
   (depreciation) on investments and foreign
   currency transactions [including ($1,823,808)
   and ($710,286) net unrealized
   (depreciation) on financial futures for
   the Growth and Income Portfolio
   and the Growth Portfolio, respectively]
   --Note 5(b)                                                                     --            (11,596,705)    (8,040,042)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                             94,751,190            348,242,752     96,489,444

                                                                                                  Growth and
                                                                               Income                 Income     Growth
NET ASSET VALUE PER SHARE                                                   Portfolio              Portfolio     Portfolio
---------------------------------------------------------------------------------------------------------------------------------

RESTRICTED CLASS SHARES

Net Assets ($)                                                             71,929,137            197,503,131      76,711,939

Shares Outstanding                                                          5,537,048             13,937,626       6,182,308
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                   12.99                  14.17         12.41
---------------------------------------------------------------------------------------------------------------------------------

INVESTOR CLASS SHARES

Net Assets ($)                                                             22,822,053             150,739,621    19,777,505

Shares Outstanding                                                          1,762,203              10,155,789     1,587,549
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                   12.95                  14.84      12.46

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios



STATEMENT OF OPERATIONS

Year Ended September 30, 2001

                                                                                                 Growth and
                                                                               Income              Income        Growth
                                                                              Portfolio           Portfolio      Portfolio

---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Interest                                                                    5,443,948             12,086,288      2,250,921

Cash dividends (net of $2,083 and $961 foreign
   taxes withheld at source for the Growth and
   Income Portfolio and the Growth Portfolio,
   respectively)                                                                   --              1,745,871        815,843

TOTAL INCOME                                                               5,443,948              13,832,159      3,066,764

EXPENSES--NOTE 2(D):

Investment advisory fee--Note 4(a)                                            513,361              2,496,705        795,289

Shareholder servicing costs--Note 4(b)                                        84,453                 432,404        133,575

Registration fees                                                             35,170                  65,869         31,826

Professional fees                                                             28,336                  42,213         29,100

Custodian fees--Note 4(b)                                                      9,908                  49,024         34,811

Prospectus and shareholders' reports                                           8,672                  22,298          8,569

Directors' fees and expenses--Note 4(c)                                        4,256                  12,808          4,867

Loan commitment fees--Note 3                                                     852                   2,825          1,248

Miscellaneous                                                                 13,613                  19,517          9,101

TOTAL EXPENSES                                                               698,621              3,143,663       1,048,386

INVESTMENT INCOME--NET                                                     4,745,327             10,688,496       2,018,378


                                                                                                 Growth and
                                                                               Income                Income        Growth
                                                                            Portfolio             Portfolio       Portfolio
---------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS--NOTE 5 ($):

Net realized gain (loss) on investments                                      336,062                    --            --

Net realized gain (loss) on investments and
   foreign currency transactions                                                 --             (11,919,574)     (7,168,168)

Net realized gain (loss) on financial futures                             (6,759,703)           (14,774,921)     (9,611,221)

NET REALIZED GAIN (LOSS)                                                  (6,423,641)           (26,694,495)     (16,779,389)

Net unrealized appreciation (depreciation) on
   investments (including $341,379 net unrealized
   appreciation on financial futures for the
   Income Portfolio)                                                        3,430,031                  --            --

Net unrealized appreciation (depreciation) on
   investments and foreign currency transactions
   [including ($787,745) and $217,920 net
   unrealized appreciation (depreciation) on financial
   futures for the the Growth and Income Portfolio
   and the Growth Portfolio, respectively]                                       --             (24,334,231)       (15,670,791)

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                                         (2,993,610)           (51,028,726)       (32,450,180)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                                1,751,717           (40,340,230)       (30,431,802)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios


STATEMENT OF CHANGES IN NET ASSETS

                                                  Year Ended September 30,
                                              ----------------------------------
INCOME PORTFOLIO                                     2001              2000
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          4,745,327            3,732,702

Net realized gain (loss) on investments       (6,423,641)              377,422

Net unrealized appreciation (depreciation)
   on investments                              3,430,031               130,141

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   1,751,717             4,240,265
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Restricted Class shares                   (3,076,004)            (2,217,948)

   Investor Class shares                     (1,024,377)              (736,854)

Net realized gain on investments:

   Restricted Class shares                      --                  (1,337,810)

   Investor Class shares                        --                    (466,674)

TOTAL DIVIDENDS                              (4,100,381)            (4,759,286)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

   Restricted Class shares                    21,763,093            21,394,890

   Investor Class shares                      10,492,483             9,627,368

Dividends reinvested:

   Restricted Class shares                     3,057,017             3,527,887

   Investor Class shares                         952,508             1,098,516

Cost of shares redeemed:

   Restricted Class shares                    (7,604,790)          (13,375,082)

   Investor Class shares                      (6,051,403)           (8,438,055)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS            22,608,908            13,835,524

TOTAL INCREASE (DECREASE) IN NET ASSETS       20,260,244            13,316,503
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                            74,490,946           61,174,443

END OF PERIOD                                  94,751,190           74,490,946

Undistributed investment income-net             3,479,766            2,834,820


                                                    Year Ended September 30,
                                               ---------------------------------
INCOME PORTFOLIO                                     2001                2000
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

RESTRICTED CLASS SHARES

Shares sold                                     1,672,176            1,618,890

Shares issued for dividends reinvested            241,853              274,544

Shares redeemed                                  (587,334)          (1,019,262)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   1,326,695              874,172
--------------------------------------------------------------------------------

INVESTOR CLASS SHARES

Shares sold                                       804,864              730,314

Shares issued for dividends reinvested             75,416               85,488

Shares redeemed                                  (466,254)            (646,947)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     414,026              168,855

 SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                    Year Ended September 30,
                                            ------------------------------------
GROWTH AND INCOME PORTFOLIO                          2001                 2000
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         10,688,496            12,253,649

Net realized gain (loss) on investments       (26,694,495)            4,774,850

Net unrealized appreciation (depreciation)
   on investments                             (24,334,231)            2,768,704

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  (40,340,230)           19,797,203
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Restricted Class shares                     (9,700,888)           (7,058,207)

   Investor Class shares                       (2,842,259)           (2,195,261)

Net realized gain on investments:

   Restricted Class shares                     (2,999,616)          (13,611,437)

   Investor Class shares                         (947,420)           (4,412,846)

TOTAL DIVIDENDS                               (16,490,183)          (27,277,751)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

   Restricted Class shares                     36,210,482            37,244,638

   Investor Class shares                      114,500,339            21,288,984

Dividends reinvested:

   Restricted Class shares                     12,622,937            20,666,969

   Investor Class shares                        3,674,302             6,416,254

Cost of shares redeemed:

   Restricted Class shares                    (24,081,840)          (43,581,845)

   Investor Class shares                      (24,050,846)          (21,291,271)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS            118,875,374            20,743,729

TOTAL INCREASE (DECREASE) IN NET ASSETS        62,044,961            13,263,181
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           286,197,791          272,934,610

END OF PERIOD                                 348,242,752          286,197,791

Undistributed investment income--net            7,409,280            9,263,931


                                                     Year Ended September 30,
                                               ---------------------------------
GROWTH AND INCOME PORTFOLIO                          2001                 2000
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

RESTRICTED CLASS SHARES

Shares sold                                     2,285,908            2,206,346

Shares issued for dividends reinvested            807,093            1,257,880

Shares redeemed                                (1,553,133)          (2,591,663)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   1,539,868              872,563
--------------------------------------------------------------------------------

INVESTOR CLASS SHARES

Shares sold                                     7,285,928            1,207,985

Shares issued for dividends reinvested            223,770              373,255

Shares redeemed                                (1,466,329)          (1,203,460)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   6,043,369              377,780

 SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                     Year Ended September 30,
                                             -----------------------------------
GROWTH PORTFOLIO                                     2001                  2000
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          2,018,378             3,754,501

Net realized gain (loss) on investments       (16,779,389)            4,047,280

Net unrealized appreciation (depreciation)
   on investments                             (15,670,791)              319,171

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  (30,431,802)            8,120,952
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Restricted Class shares                     (3,261,369)           (1,997,818)

   Investor Class shares                         (679,481)             (223,624)

Net realized gain on investments:

   Restricted Class shares                     (2,588,388)           (7,926,825)

   Investor Class shares                         (585,760)             (970,791)

TOTAL DIVIDENDS                                (7,114,998)          (11,119,058)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

   Restricted Class shares                     21,864,403            20,991,936

   Investor Class shares                        8,962,220            19,771,904

Dividends reinvested:

   Restricted Class shares                     5,800,349              9,816,463

   Investor Class shares                       1,261,089              1,192,173

Cost of shares redeemed:

   Restricted Class shares                   (11,540,060)           (15,793,975)

   Investor Class shares                      (5,237,078)            (8,264,788)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS            21,110,923             27,713,713

TOTAL INCREASE (DECREASE) IN NET ASSETS      (16,435,877)            24,715,607
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           112,925,321           88,209,714

END OF PERIOD                                  96,489,444          112,925,321

Undistributed investment income-net             1,113,980            3,036,452


                                                     Year Ended September 30,
                                               ---------------------------------
GROWTH PORTFOLIO                                     2001                 2000
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

RESTRICTED CLASS SHARES

Shares sold                                     1,462,737            1,174,005

Shares issued for dividends reinvested            372,773              567,754

Shares redeemed                                  (763,944)            (884,898)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   1,071,566              856,861
--------------------------------------------------------------------------------

INVESTOR CLASS SHARES

Shares sold                                       595,561            1,108,334

Shares issued for dividends reinvested             80,581               68,595

Shares redeemed                                  (325,857)            (460,981)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     350,285              715,948

 SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single portfolio share. Total return shows how much your investment in each portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the portfolios' financial statements.


                                                                                        RESTRICTED CLASS SHARES
                                                                              --------------------------------------------
                                                                                         Year Ended September 30,
                                                                 ----------------------------------------------------------------
INCOME PORTFOLIO                                                 2001           2000           1999          1998        1997(a)
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            13.41           13.55         13.78          14.04         13.42

Investment Operations:

Investment income--net                                            .73(b)         .74(b)         .65(b)         .61           .71

Net realized and unrealized gain (loss)
   on investments                                                (.45)           .13            .11            .57           .99

Total from Investment Operations                                  .28            .87            .76           1.18          1.70

Distributions:

Dividends from investment income--net                            (.70)          (.63)          (.66)          (.73)         (.65)

Dividends from net realized gain
   on investments                                                  --           (.38)          (.33)          (.71)         (.43)

Total Distributions                                              (.70)         (1.01)          (.99)         (1.44)        (1.08)

Net asset value, end of period                                  12.99          13.41          13.55          13.78         14.04
---------------------------------------------------------------------------------------------------------------------------------
-------------

TOTAL RETURN (%)                                                 2.23           6.74           5.66           9.14         13.50
---------------------------------------------------------------------------------------------------------------------------------
-------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           .74            .76            .79            .88           .68

Ratio of net investment income
to average net assets                                            5.62           5.64           4.84           5.15          5.87

Decrease reflected in above expense ratios
   due to undertakings by
   The Dreyfus Corporation                                         --             --             --             --           .14

Portfolio Turnover Rate                                         43.15          41.96          158.10          64.58        72.08
---------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                          71,929         56,461          45,221         40,582        22,727

(A) EFFECTIVE AUGUST 7, 1997, RETAIL SHARES WERE REDESIGNATED AS RESTRICTED CLASS SHARES.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                                                        INVESTOR CLASS SHARES
                                                                            --------------------------------------------
                                                                                       Year Ended September 30,
                                                                 ----------------------------------------------------------------
INCOME PORTFOLIO                                                 2001           2000          1999          1998       1997(a)
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            13.37          13.53         13.74          14.01         13.39

Investment Operations:

Investment income--net                                            .70(b)         .70(b)        .60(b)         .65           .72

Net realized and unrealized gain (loss)
   on investments                                                (.45)           .12           .13            .49           .95

Total from Investment Operations                                  .25            .82           .73           1.14          1.67

Distributions:

Dividends from investment income--net                            (.67)          (.60)         (.61)          (.70)         (.62)

Dividends from net realized gain
   on investments                                                  --           (.38)         (.33)          (.71)         (.43)

Total Distributions                                              (.67)          (.98)         (.94)         (1.41)        (1.05)

Net asset value, end of period                                  12.95          13.37         13.53          13.74         14.01
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                 1.96           6.35          5.44           8.92         13.19
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                          1.03           1.05          1.07           1.13           .97

Ratio of net investment income
   to average net assets                                         5.33           5.33          4.59           4.92          5.52

Decrease reflected in above expense ratios
   due to undertakings by
   The Dreyfus Corporation                                         --             --           --             --            .15

Portfolio Turnover Rate                                         43.15          41.96        158.10          64.58         72.08
---------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                          22,822         18,030        15,953         11,862        10,136

(A) EFFECTIVE AUGUST 7, 1997, INSTITUTIONAL SHARES WERE REDESIGNATED AS INVESTOR CLASS SHARES.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                         RESTRICTED CLASS SHARES
                                                                            --------------------------------------------
                                                                                        Year Ended September 30,
                                                                 ----------------------------------------------------------------
GROWTH AND INCOME PORTFOLIO                                      2001           2000           1999          1998        1997(a)
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            17.15          17.71          16.46          18.43         15.34

Investment Operations:

Investment income--net                                            .53(b)         .76(b)         .64(b)         .70           .58

Net realized and unrealized gain (loss)
   on investments                                               (2.51)           .48           1.69            .30          3.16

Total from Investment Operations                                (1.98)          1.24           2.33           1.00          3.74

Distributions:

Dividends from investment income--net                            (.76)          (.61)          (.63)          (.63)         (.34)

Dividends from net realized gain
   on investments                                                (.24)         (1.19)          (.45)         (2.34)         (.31)

Total Distributions                                             (1.00)         (1.80)         (1.08)         (2.97)         (.65)

Net asset value, end of period                                  14.17          17.15          17.71          16.46         18.43
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                               (12.07)          7.39          14.51           6.28         25.22
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           .84            .86            .84            .84           .78

Ratio of net investment income
   to average net assets                                         3.40           4.43           3.65           4.06          3.52

Decrease reflected in above expense ratios
   due to undertakings by
   The Dreyfus Corporation                                         --             --            .01             --           .06

Portfolio Turnover Rate                                         86.48           87.49        142.50          76.78        107.85
---------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                         197,503         212,582       204,096        186,397       172,705

(A) EFFECTIVE AUGUST 7, 1997, RETAIL SHARES WERE REDESIGNATED AS RESTRICTED CLASS SHARES.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                                                            INVESTOR CLASS SHARES
                                                                              --------------------------------------------
                                                                                          Year Ended September 30,
                                                                 ----------------------------------------------------------------
GROWTH AND INCOME PORTFOLIO                                      2001           2000           1999          1998        1997(a)
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            17.90          18.43          17.10          19.05        15.43

Investment Operations:

Investment income--net                                            .49(b)         .74(b)         .45(b)         .72(b)       .57(b)

Net realized and unrealized gain (loss)
   on investments                                               (2.60)           .51           1.92            .28         3.36

Total from Investment Operations                                (2.11)          1.25           2.37           1.00         3.93

Distributions:

Dividends from investment income-net                             (.71)          (.59)          (.59)          (.61)          --

Dividends from net realized gain
   on investments                                                (.24)         (1.19)          (.45)         (2.34)        (.31)

Total Distributions                                              (.95)         (1.78)         (1.04)         (2.95)        (.31)

Net asset value, end of period                                  14.84          17.90          18.43          17.10        19.05
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                               (12.35)          7.16          14.17           6.04        25.85
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                          1.13           1.15           1.35           1.08         1.00

Ratio of net investment income
   to average net assets                                         2.88           4.14           3.37           3.81         3.58

Decrease reflected in above expense ratios
   due to undertakings by
   The Dreyfus Corporation                                         --            --             .06             --          .05

Portfolio Turnover Rate                                         86.48          87.49         142.50          76.78       107.85
--------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                         150,740         73,616         68,839          3,976          683

(A) EFFECTIVE AUGUST 7, 1997, INSTITUTIONAL SHARES WERE REDESIGNATED AS INVESTOR CLASS SHARES.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                       RESTRICTED CLASS SHARES
                                                                            --------------------------------------------
                                                                                        Year Ended September 30,
                                                                 ----------------------------------------------------------------
GROWTH PORTFOLIO                                                 2001           2000           1999          1998        1997(a)
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            17.78          18.47          15.89          20.52         16.59

Investment Operations:

Investment income--net                                            .30(b)         .64(b)         .42(b)         .52           .41

Net realized and unrealized gain (loss)
   on investments                                               (4.54)           .99           3.27           (.02)         4.94

Total from Investment Operations                                (4.24)          1.63           3.69            .50          5.35

Distributions:

Dividends from investment income--net                            (.63)          (.47)          (.40)          (.55)         (.30)

Dividends from net realized gain
   on investments                                                (.50)         (1.85)          (.71)         (4.58)        (1.12)

Total Distributions                                             (1.13)         (2.32)         (1.11)         (5.13)        (1.42)

Net asset value, end of period                                  12.41          17.78          18.47          15.89         20.52
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                               (25.20)          9.13          23.93           3.17         34.70
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           .93            .89            .96            .94           .83

Ratio of net investment income
   to average net assets                                         1.96           3.56           2.33           2.84          2.38

Decrease reflected in above expense ratios
   due to undertakings by
   The Dreyfus Corporation                                         --             --             --             --           .20

Portfolio Turnover Rate                                        108.86          97.16          95.42          89.23        118.49
---------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                          76,712         90,858         78,554         56,431        46,960

(A) EFFECTIVE AUGUST 7, 1997, RETAIL SHARES WERE REDESIGNATED AS RESTRICTED CLASS SHARES.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                                                         INVESTOR CLASS SHARES
                                                                           --------------------------------------------
                                                                                        Year Ended September 30,
                                                                 ----------------------------------------------------------------
GROWTH PORTFOLIO                                                 2001           2000           1999          1998        1997(a)
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            17.84          18.52          15.93          20.50         16.58

Investment Operations:

Investment income--net                                            .25(b)         .60(b)         .39(b)         .44(b)        .62

Net realized and unrealized gain (loss)
   on investments                                              (4.55)           1.00           3.25            .03          4.68

Total from Investment Operations                               (4.30)           1.60           3.64            .47          5.30

Distributions:

Dividends from investment income--net                           (.58)          (.43)          (.34)         (.46)          (.26)

Dividends from net realized gain
   on investments                                               (.50)         (1.85)          (.71)        (4.58)         (1.12)

Total Distributions                                            (1.08)         (2.28)         (1.05)        (5.04)         (1.38)

Net asset value, end of period                                 12.46          17.84          18.52         15.93          20.50
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                              (25.36)          8.85          23.50          2.97          34.32
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                         1.20           1.15           1.24          1.18           1.06

Ratio of net investment income
   to average net assets                                        1.66           3.38           2.14          2.65           2.05

Decrease reflected in above expense ratios
   due to undertakings by
   The Dreyfus Corporation                                        --             --            --             --            .27

Portfolio Turnover Rate                                       108.86          97.16          95.42         89.23         118.49
---------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                         19,778         22,067          9,656         3,746          8,662

(A) EFFECTIVE AUGUST 7, 1997, INSTITUTIONAL SHARES WERE REDESIGNATED AS INVESTOR CLASS SHARES.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios

NOTES TO FINANCIAL STATEMENTS

NOTE 1--General:

Dreyfus   LifeTime  Portfolios,  Inc.  (the  "fund") is  registered  under  the
Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three diversified Portfolios: the Income Portfolio, the primary investment objective of which is to maximize current income and the secondary investment objective of which is capital appreciation, the Growth and Income Portfolio, the investment objective of which is to maximize total return, consisting of capital appreciation and current income and the Growth Portfolio, the investment objective of which is capital appreciation. The fund accounts separately for the assets, liabilities and operations of each portfolio. The Dreyfus Corporation ("Dreyfus") serves as each Portfolio's investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A. ("Mellon"), which is a wholly-owned subsidiary of Mellon Financial Corporation. Mellon Equity Associates ("Mellon Equity"), an indirect wholly-owned subsidiary of Mellon Financial Corporation, serves as each Portfolio's sub-investment adviser.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund's shares, which are sold to the public without a sales charge. The fund is authorized to issue 50 million shares of $.001 par value Common Stock in each of the following classes of shares:
Restricted and Investor. Investor Class shares are offered to any investor and Restricted Class shares are offered only to clients of certain banks, securities brokers or dealers and other financial institutions (collectively, Service Agents) that have entered into selling agreements with the Distributor. Other differences between the classes include the services offered to and the expenses borne by each class.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.


NOTE 2--Significant Accounting Policies:

(A) PORTFOLIO VALUATION: Investments in securities (including options and financial futures) , but excluding most debt securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Most debt securities are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

(B) FOREIGN CURRENCY TRANSACTIONS: Each Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains

                                                                  The Portfolios

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

or losses realized on securities transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolio' s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(C) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis. Under the terms of the custody agreement, each Portfolio receives net earnings credits based on available cash balances left on deposit. During the period ended September 30, 2001, the Income Portfolio, the Growth and Income Portfolio and the Growth Portfolio received net earnings credits of $7,566, $12,760 and $7,248, respectively. Income earned under this arrangement is included in interest income.

Each Portfolio may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller's agreement to repurchase and each Portfolio' s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with each Portfolio's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, each Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, each Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(D) EXPENSES: Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis.

(E) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded by each Portfolio on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, with respect to each Portfolio, are normally declared and paid annually, but each Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that a net realized capital gain of a Portfolio can be offset by a capital loss carryover of that Portfolio, such gain will not be distributed.

(F) FEDERAL INCOME TAXES: It is the policy of each Portfolio to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes. For Federal income tax purposes, each Portfolio is treated as a single entity for the purpose of determining such qualification.

The Income Portfolio, the Growth and Income Portfolio and the Growth Portfolio have unused capital loss carryovers of approximately $731,000, $199,000 and $529,000, respectively, available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to September 30, 2001. These amounts are calculated based on Federal income tax regulations which may differ from financial reporting in accordance with accounting principles generally accepted in the United States. If not applied, the carryovers expire in fiscal 2009.

NOTE 3--Bank Line of Credit:

Each Portfolio participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of
                                                                   The Portfolio

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

redemptions. In connection therewith, each Portfolio has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to a Portfolio based on prevailing market rates in effect at the time of borrowings. During the period ended September 30, 2001, none of the Portfolios borrowed under the Facility.

NOTE 4--Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(A) Pursuant to an investment advisory agreement (the "Agreement") with Dreyfus, the Investment Advisory fee is computed on the value of each Portfolio's average daily net assets and is payable monthly at the following annual rates: .60 of 1% of the Income Portfolio and .75 of 1% of the Growth and Income Portfolio and the Growth Portfolio.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Mellon Equity, Dreyfus has agreed to pay Mellon Equity a monthly sub-advisory fee for each Portfolio, computed at the following annual rates:

                                           ANNUAL FEE AS A PERCENTAGE OF
TOTAL PORTFOLIO NET ASSETS          AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO
--------------------------------------------------------------------------------

0 to $600 million                                    .35 of 1%

$600 million up to $1.2 billion                      .25 of 1%

$1.2 billion up to $1.8 billion                      .20 of 1%

In excess of $1.8 billion                            .15 of 1%

(B) Under the Shareholder Services Plan, each Portfolio pays the Distributor, at an annual rate of .25 of 1% of the value of the average daily net assets of each Portfolio's Investor Class shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding each Portfolio and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents.


During the period ended September 30, 2001, each Portfolio's Investor Class was charged the following pursuant to the Shareholder Services Plan:

                  Income Portfolio                    $  53,849

                  Growth and Income Portfolio           303,228

                  Growth Portfolio                       52,453

Each Portfolio compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. During the period ended September 30, 2001, each Portfolio was charged the following pursuant to the transfer agency agreement:

                  Income Portfolio                     $  9,100

                  Growth and Income Portfolio            37,815

                  Growth Portfolio                        7,887

Each Portfolio compensates Mellon under a custody agreement for providing custodial services for each Portfolio. During the period ended September 30, 2001, each Portfolio was charged the following pursuant to the custody agreement:

                  Income Portfolio                     $  9,908

                  Growth and Income Portfolio            49,024

                  Growth Portfolio                       34,811

(C) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $45,000 and an attendance fee of $5,000 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

                                                        The Portfolios

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5--Securities Transactions:

(A) The following summarizes the aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended September 30, 2001:


                                                                             PURCHASES ($)                        SALES ($)
                                                               ------------------------------------------------------------------

        Income Portfolio                                                       36,231,068                          24,409,979

        Growth and Income Portfolio                                           306,543,945                         234,848,063

Growth Portfolio                                                               83,461,815                          79,674,443

Each Portfolio may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. A Portfolio is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a portfolio to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day' s trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, a Portfolio recognizes a realized gain or loss. These investments require initial margin deposits with a custodian or broker, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at September 30, 2001, are set forth in the Statements of Financial Futures.

(B)   The   following   summarizes   accumulated   net  unrealized  appreciation
(depreciation)  on  investments  and  financial  futures  for  each Portfolio at
September 30, 2001:

                                                  GROSS                             GROSS

                                           APPRECIATION ($)                  (DEPRECIATION) ($)                     NET ($)
---------------------------------------------------------------------------------------------------------------------------------

Income Portfolio                                  2,892,553                            (702,136)                    2,190,417

Growth and
    Income Portfolio                             13,151,360                         (24,748,065)                 (11,596,705)

Growth Portfolio                                  3,292,910                         (11,332,952)                  (8,040,042)


At September 30, 2001 the cost of investments of each Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. The cost of investments for each Portfolio for financial reporting purposes as of September 30, 2001 was as follows:

                Income Portfolio                    $  91,054,617

                Growth and Income Portfolio           355,702,138

                Growth Portfolio                      103,042,887

                                                        The Portfolios

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors

Dreyfus LifeTime Portfolios, Inc.

We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus LifeTime Portfolios, Inc., (comprising, respectively, the Income Portfolio, the Growth and Income Portfolio and the Growth Portfolio) as of September 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included verification by examination of securities held by the custodian as of September 30, 2001 and confirmation of securities not held by the custodian by correspondence with others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Dreyfus LifeTime Portfolios, Inc., at September 30, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.


New York, New York
November 9, 2001



IMPORTANT TAX INFORMATION (Unaudited)

In accordance with Federal and State (where applicable) tax law, Dreyfus LifeTime Portfolios, Inc. (Income Portfolio, Growth and Income Portfolio and Growth Portfolio) hereby make the following designations of dividends and distributions paid during the fiscal year ended September 30, 2001:


                                                LONG-TERM
                                                  CAPITAL
                                                    GAINS                                   QUALIFYING            INTEREST FROM
                                             DISTRIBUTION            PAYABLE                 ORDINARY            U.S. GOVERNMENT
NAME OF ISSUER                              PER SHARE ($)             PERIOD                DIVIDENDS              OBLIGATIONS
---------------------------------------------------------------------------------------------------------------------------------

Income Portfolio                           Not Applicable      Not Applicable           Not Applicable          Not Applicable

Growth and Income
Portfolio                                           .1660            11/30/00                    0.00%          Not Applicable

Growth Portfolio                                    .3510             12/4/00                   13.97%          Not Applicable

The percentage of qualifying ordinary dividends shown qualify for the corporate dividends received deduction. Shareholders will receive notification in January 2002 of the percentage applicable to the preparation of their 2001 income tax returns.

The percentage shown for interest from U.S. Government Obligations represents the percentage of the ordinary dividend attributable to interest income from direct obligations of the United States. Such portion of the dividend is currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.

                                                        The Portfolios

NOTES

                    For More Information

                        Dreyfus LifeTime
                        Portfolios, Inc.
                        200 Park Avenue
                        New York, NY 10166

                      Investment Adviser

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                      Sub-Investment Adviser

                        Mellon Equity
                        500 Grant Street
                        Pittsburgh, PA 15258

                      Custodian

                        Mellon Bank, N.A.
                        One Mellon Bank Center
                        Pittsburgh, PA 15258

                      Transfer Agent &
                      Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9263
                        Boston, MA 02205-8501

                      Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166



To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
 can be viewed online
or downloaded from:

http://www.dreyfus.com

(c) 2001 Dreyfus Service Corporation                                  DRPAR0901